       As filed with the Securities and Exchange Commission on November 29, 2004
                                      Registration Nos.: 811-21145 and 333-92106

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No [ ]

Post-Effective Amendment No. 4                                       [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      [X]
Amendment No. 7

                       StreetTRACKS(R) Index Shares Funds
                      (formerly Fresco Index Shares Funds)
               (Exact Name of Registrant as Specified in Charter)

   225 Franklin St. Boston, MA 02110 (Address of Principal Executive Offices)

                  Registrant's Telephone Number: (866) S-TRACKS

                            Scott M. Zoltowski, Esq.
                       State Street Bank and Trust Company
                               One Federal Street
                           Boston, Massachusetts 02110

                                    Copy to:
                              Stuart Strauss, Esq.
                             Clifford Chance US LLP
                               31 West 52nd Street
                            New York, New York 10119

It is proposed that this filing will become effective:

[ ] immediately upon filing pursuant to Rule 485, paragraph (b)

[ ] on [DATE] pursuant to Rule 485, paragraph (b)

[X] 60 days after filing pursuant to Rule 485, paragraph (a)(1)

[ ] on [DATE]  pursuant to Rule 485, paragraph (a)(1)

[ ] 75 days after filing pursuant to Rule 485, paragraph (a)(2)

                     [STREETTRACKS LOGO] INDEX SHARES FUNDS
                      (Formerly Fresco Index Shares Funds)

                     STREETTRACKS(R) DOW JONES STOXX 50 FUND
                    (Formerly Fresco Dow Jones STOXX 50 Fund)

                  STREETTRACKS(R) DOW JONES EURO STOXX 50 FUND
                 (Formerly Fresco Dow Jones EURO STOXX 50 Fund)

                                   PROSPECTUS

                                JANUARY 28, 2005

      streetTRACKS(R) Index Shares Funds is a registered investment company consisting of two separate exchange-traded "index funds". The shares of streetTRACKS(R) Index Shares Funds are listed and traded on the New York Stock Exchange. Market prices for Shares may be different from their net asset value. Each Fund issues and redeems Shares at net asset value only in large blocks consisting of 50,000 shares, called a Creation Unit. Creation Units are issued and redeemed principally in-kind for securities included in the relevant index. EXCEPT WHEN AGGREGATED IN CREATION UNITS, SHARES ARE NOT REDEEMABLE SECURITIES OF THE FUNDS.

      THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. SHARES IN EACH TRUST FUND ARE NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER AGENCY OF THE U.S. GOVERNMENT, NOR ARE SHARES DEPOSITS OR OBLIGATIONS OF ANY BANK. THE SHARES INVOLVE INVESTMENT RISKS, INCLUDING THE LOSS OF PRINCIPAL.

                                    CONTENTS

streetTRACKS(R) Index Shares Funds
    Basic information regarding the Funds
The Funds                                                                        1
    Who Should Invest                                                            1
    streetTRACKS(R) Dow Jones STOXX 50 Fund                                      2
    streetTRACKS(R) Dow Jones EURO STOXX 50 Fund                                 7
Additional Investment Strategy Information                                      12
Additional Risks                                                                12
Your Investment                                                                 13
    Buying and Selling Shares                                                   13
    Purchase and Redemption of Creation Units                                   14
    Pricing and Valuation                                                       15
Additional Information                                                          16
Management                                                                      16
Index Licenses                                                                  16
Disclaimers                                                                     17
Distributions                                                                   17
Tax Matters                                                                     18
General Information                                                             19
Financial Highlights                                                            21
Additional Information Concerning the Funds                                     22
Where to Learn More About the Funds                                             24

                      EACH FUND ALONE IS NOT A COMPLETE OR
                           BALANCED INVESTMENT PROGRAM

                                    THE FUNDS

                 WHAT EVERY INVESTOR SHOULD KNOW ABOUT THE FUNDS

      streetTRACKS(R) Index Shares Funds (the "Trust") is an investment company consisting of two separate exchange-traded "index funds" ("Funds"). Each Fund is non-diversified. The investment objective of each Fund is to seek to replicate as closely as possible, before expenses, the price and yield of a specified market index. SSgA Funds Management, Inc. is the investment adviser ("Adviser") for each Fund. State Street Global Markets LLC is the principal underwriter ("Principal Underwriter") for each Fund's shares (the "Shares").

      Shares are listed and trade on the New York Stock Exchange at market prices that may differ to some degree from the net asset value of Shares. Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at net asset value, only in a large specified number of Shares ("Creation Units").* Creation Units are issued and redeemed principally in-kind for securities included in the relevant index. Except when aggregated in Creation Units, Shares are not redeemable securities of the Funds.

                                WHO SHOULD INVEST

      Each Fund is designed for investors who seek a relatively low-cost "passive" approach for investing in a portfolio of equity securities of companies in a specified index. The Funds may be suitable for long-term investment in the market represented in the relevant index. Shares of each Fund may also be used as an asset allocation tool or as a speculative trading instrument.

-----------

* Except that under the "Dividend Reinvestment Service," described further in the Statement of Additional Information, shares may be created in less than a Creation Unit size aggregation, and upon termination of a Fund, shares will be redeemed in less than a Creation Unit size aggregation.

                     STREETTRACKS(R) DOW JONES STOXX 50 FUND
                                  (SYMBOL: FEU)
                    (FORMERLY FRESCO DOW JONES STOXX 50 FUND)

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

      Investment Objective. The Fund seeks to replicate as closely as possible, before expenses, the price and yield of the Dow Jones STOXX 50 Index.

      Principal Investment Strategies. The Fund uses a passive management strategy designed to track the performance of the Dow Jones STOXX 50(SM) Index. The Dow Jones STOXX 50 Index is a pan-European index that represents the performance of the 50 largest companies, across all components of the 18 Dow Jones STOXX 600(SM) market sector indexes. The Dow Jones STOXX 600 market sector indexes are subsets of the pan-European Dow Jones STOXX(SM) Total Market Index and contain the 600 largest stocks traded on the major exchanges in Europe. Countries covered in the Dow Jones STOXX 50 Index currently include Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, The Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom. The Dow Jones STOXX 50 Index is a free float, market capitalization weighted index that captures approximately 60% of the underlying market capitalization of the pan-European Dow Jones STOXX Total Market Index. The Dow Jones STOXX Total Market Index covers approximately 95% of the free-float market capitalization of the investable universe in Europe. As of December 31, 2004, the market capitalization of the smallest company included in the Dow Jones STOXX 50 Index was approximately $____ billion.

      The Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the Dow Jones STOXX 50 Index. The Fund's Adviser seeks a correlation of 0.95 or better between the Fund's performance and the performance of the Dow Jones STOXX 50 Index (a figure of 1.00 would represent perfect correlation).

      The Fund generally will invest in all the stocks comprising the Dow Jones STOXX 50 Index in similar proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all the stocks at those weightings. In those circumstances, the Fund may purchase a sample of the stocks in the Dow Jones STOXX 50 Index in proportions expected by the Adviser to replicate generally the performance of the Dow Jones STOXX 50 Index as a whole. In addition, in seeking to maintain the Fund's exposure to and to accurately track the Dow Jones STOXX 50 Index, the Adviser may choose to overweight a stock in the Dow Jones STOXX 50 Index, purchase securities not in the Dow Jones STOXX 50 Index that the Adviser believes are appropriate to substitute for the securities contained in the Dow Jones STOXX 50 Index, or utilize various combinations of other available investment techniques. In addition, from time to time, stocks are added to or removed from the Dow Jones STOXX 50 Index. The Fund may sell stocks that are represented in the Dow Jones STOXX 50 Index, or purchase stocks that are not yet represented in the Dow Jones STOXX 50 Index, in anticipation of their removal from, or addition to, the Dow Jones STOXX 50 Index.

      The Fund will normally invest at least 90% of its total assets in component securities that comprise the Dow Jones STOXX 50 Index.

      The Fund will not concentrate its investments in an industry, except that the Fund will concentrate to approximately the same extent that the Dow Jones STOXX 50 Index concentrates in the stocks of such particular industry or group of industries.

      Principal Risks. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the Fund. An investment in the Fund involves risks similar to those of investing in any fund of equity securities of European issuers, such as market fluctuations caused by economic and political developments, changes in interest rates and perceived trends in stock prices. Unlike many investment companies, the Fund is not "actively managed." Therefore, it would generally not sell a stock because the stock's issuer was in financial trouble, unless that stock is removed from the Dow Jones STOXX 50 Index. You should anticipate that the value of the Shares will increase or decrease, more or less, in correlation with any increase or decrease in the value of the Dow Jones STOXX 50 Index. The principal risks presented by an investment in the Fund are:

         - Equity Risk -- Stock values could decline generally or could underperform other investments.

         - Foreign Stock Risk -- The Fund invests principally in the stock of European issuers. Foreign securities involve special risks and costs. These risks may include less market liquidity and generally greater market volatility than US securities, exchange rate fluctuations and controls, less complete financial information about the issuers as compared to US issuers, and political instability. Future political and economic developments, the possible imposition of withholding taxes on dividend income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls or freezes on the convertibility of currency, or the adoption of other governmental restrictions might adversely affect an investment in foreign securities. Additionally, foreign issuers may be subject to less stringent regulation, and to different accounting, auditing and recordkeeping requirements. Investment in foreign securities may involve higher costs than investment in US securities, including higher transaction and custody costs, as well as the imposition of additional taxes by foreign governments.

         - Currency Risk -- The Fund's net asset value is determined on the basis of US dollars. Therefore, you may lose money if the local currency of a foreign market depreciates against the US dollar even if the local currency value of the Fund's holdings goes up.

         - Index Tracking Risk -- The Fund's return may not match the return of the Dow Jones STOXX 50 Index for a number of reasons. For example, the Fund incurs a variety of operating expenses and taxes, not applicable to the Dow Jones STOXX 50 Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's holdings to reflect changes in the composition of the Dow Jones STOXX 50 Index. The Fund may not be fully invested at times, either as a result of cash flows into the Fund or as a result of reserves of cash held by the Fund to meet redemptions. If the Fund utilizes a sampling approach, or engages in futures or other derivative positions, its return may not correlate as well with the return on the Dow Jones STOXX 50 Index, as would be the case if it purchased all of the stocks in the Dow Jones STOXX 50 Index.

         - Non-Diversification Risk -- The Fund is non-diversified and as a result may be more volatile than other funds. Because the Fund, as a non-diversified fund, may invest a larger percentage of its assets in the securities of a single company than diversified funds, the performance of that company can have a substantial impact on the price of the Fund's Shares. The Fund intends to maintain the required level of diversification so as to qualify as a "regulated investment company" for purposes of the Internal Revenue Code, in order to avoid liability for federal income tax to the extent that its earnings are distributed to shareholders. Compliance with the diversification requirements of the Internal Revenue Code could limit the investment flexibility of the Fund.

         - Concentration Risk -- The Fund's assets may be concentrated in an industry or group of industries to the extent that the Fund's underlying index concentrates in a particular industry or group of industries. By concentrating its assets in a single industry or group of industries, the Fund is subject to the risk that economic, political or other conditions that have a negative effect on that industry or group of industries will negatively impact the

                  Fund to a greater extent that if the Fund's assets were invested in a wider variety of industries.

         - Forward Currency Exchange Contracts -- The Fund may enter into forward currency exchange contracts to facilitate local securities settlement or for hedging purposes to help reduce the risks and volatility caused by changes in foreign currency exchange rates. A forward currency contract is an obligation to exchange one currency for another on a future date at a specified exchange rate. Forward currency contracts are privately negotiated transactions, and can have substantial price Shares volatility. When used for hedging purposes, they tend to limit any potential gain that may be realized if the value of the Fund's foreign holdings increases because of currency fluctuations. The Fund could experience losses if the value of its forward currency contracts was poorly correlated with its other investments or if it could not close out its position because of an illiquid market. Foreign currency exchange contracts will be used at the discretion of the Adviser, and the Fund is not required to hedge its foreign currency positions.

      Changes in Policies. The Trust's Board of Trustees may change the Fund's investment strategies and other policies without shareholder approval, except as otherwise indicated. The Board of Trustees will not materially change the Fund's investment objective without shareholder approval. In addition, the Fund will provide shareholders with 60 days written notice prior to any change in its investment policy to invest at least 90% of its total assets in component securities that comprise the Dow Jones STOXX 50 Index.

      Past Performance. The bar chart and table below provide some indication of the risks of investing in the Fund by showing the variability of the Fund's returns based on market performance. Past performance (both before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The after-tax returns presented below are calculated using the highest historical individual federal margin income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax return will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

      The Fund's performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. [ADD CALENDAR YEAR END 2004 TO BAR CHART ____%]

                                   [BAR CHART]

      This bar chart shows the performance of the Fund's shares for the first full calendar year since its inception on October 15, 2002. During the period shown above (January 1, 2003 through December 31, 2004), the highest quarterly return for the Fund was _____% for the quarter ended __________ and the lowest was _____% for the quarter ended ___________.

                         AVERAGE ANNUAL TOTAL RETURN                                    ONE             SINCE
                    (FOR PERIODS ENDING DECEMBER 31, 2004)                              YEAR         INCEPTION(1)
                    --------------------------------------                              ----         ------------
Return Before Taxes                                                                     __%               %
Return After Taxes on Distributions                                                       %               %
Return After Taxes on Distributions and Sale of Creation Units                            %               %
Dow Jones Stoxx 50 Index (reflects no deductions for fees, expenses or taxes)
 (USD)                                                                                    %               %

(1)   Investment operations commenced on October 15, 2002.

                                FEES AND EXPENSES

      Fees and Expenses. This table describes the fees and expenses (a) that you may pay if you buy and hold Shares of the streetTRACKS(R) Dow Jones STOXX 50 Fund.

SHAREHOLDER TRANSACTION EXPENSES
(fees paid directly from your investment)(b)..................................................      0.00%
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from the Fund's assets) (c)
     Management Fees..........................................................................      0.29%
     Distribution and Services (12b-1) Fees...................................................      None
     Other Expenses(d)........................................................................       0.0%
                                                                                                    ----
TOTAL ANNUAL FUND OPERATING EXPENSES..........................................................        0.%
                                                                                                    ====

----------
(a) The expenses listed in the table are based on the expenses the Fund incurred for the fiscal year ended September 30, 2004.

(b) When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges. The Fund, however, issues and redeems Shares only in Creation Units comprising large blocks of 50,000 Shares. Thus, as a practical matter, only institutions or large investors transact in Creation Units. For institutional investors who transact in Creation Units, a creation or redemption transaction fee, as applicable, will be assessed per transaction, which is intended to approximate the issuance or redemption transaction costs incurred by the Fund, including market impact expenses relating to investing in or disposing of portfolio securities. The fixed "Creation Transaction Fee" per transaction is $1,500 and the fixed "Redemption Transaction Fee" per transaction is $1,500. In addition to these fixed transaction fees, purchases or redemptions of Creation Units for cash (when available) require the payment of additional fees of up to four times the fixed fees. Please see "Purchase and Redemption of Creation Units" for a discussion of Creation and Redemption Transaction Fees.

(c)   Expressed as a percentage of average daily net assets.

(d) The Investment Advisory Agreement for the Fund provides that the Adviser will pay the operating expenses of the Fund, except for the management fee, brokerage, taxes, interest, fees and expenses of the independent Trustees of the Trust (including Trustees' counsel fees), litigation expenses and any other extraordinary expenses.

                                     EXAMPLE

      The streetTRACKS(R) Dow Jones STOXX 50 Fund sells and redeems Shares in Creation Units. Creation Units are sold and redeemed principally on an in-kind basis for portfolio securities of the Dow Jones STOXX 50 Index. SHARES IN LESS THAN CREATION UNIT AGGREGATIONS WILL NOT BE REDEEMED BY THE FUND. An investor purchasing a Creation Unit on an in-kind basis would pay the following expenses on a $10,000 investment (payment with a deposit of securities included in the Dow Jones STOXX 50 Index), assuming a 5% annual return and that the Fund's operating expenses remain the same. INVESTORS SHOULD NOTE THAT THE PRESENTATION BELOW OF A $10,000 INVESTMENT IN A CREATION UNIT IS FOR ILLUSTRATION PURPOSES ONLY, AS SHARES WILL BE ISSUED BY THE FUND ONLY IN CREATION UNITS. FURTHER, THE RETURN OF 5% AND ESTIMATED EXPENSES ARE FOR ILLUSTRATION PURPOSES ONLY AND SHOULD NOT BE CONSIDERED INDICATIONS OF EXPECTED PERFORMANCE OR FUND EXPENSES, EACH OF WHICH MAY BE GREATER OR LESS THAN THE ESTIMATES.

YEAR                                                                    EXPENSES
----                                                                    --------
  1..................................................................      $
  3..................................................................      $
  5..................................................................      $
 10..................................................................      $

                                 STREETTRACKS(R)
                          DOW JONES EURO STOXX 50 FUND
                                  (SYMBOL: FEZ)
                 (FORMERLY FRESCO DOW JONES EURO STOXX 50 FUND)

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

      Investment Objective. The Fund seeks to replicate as closely as possible, before expenses, the price and yield of the Dow Jones EURO STOXX 50 Index.

      Principal Investment Strategies. The Fund uses a passive management strategy designed to track the performance of the Dow Jones EURO STOXX 50(SM) Index. The Dow Jones EURO STOXX 50 Index represents the performance of the 50 largest companies across all components of the 18 Dow Jones EURO STOXX(SM) market sector indexes. The Dow Jones EURO STOXX market sector indexes represent the Eurozone portion of the Dow Jones STOXX(SM) Total Market Index. Countries covered in the Dow Jones EURO STOXX 50 Index currently include Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, The Netherlands, Portugal and Spain. The Dow Jones EURO STOXX 50 Index is a free float, market capitalization weighted index that captures approximately 60% of the underlying market capitalization of the Dow Jones EURO STOXX Total Market Index. The Dow Jones EURO STOXX Total Market Index covers approximately 95% of the free-float market capitalization of the investable universe in the Eurozone. As of December 31, 20043, the market capitalization of the smallest company included in the Dow Jones EURO STOXX 50 Index was approximately $____ billion.

      The Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the Dow Jones EURO STOXX 50 Index. The Fund's Adviser seeks a correlation of 0.95 or better between the Fund's performance and the performance of the Dow Jones EURO STOXX 50 Index (a figure of 1.00 would represent perfect correlation).

      The Fund generally will invest in all the stocks comprising the Dow Jones EURO STOXX 50 Index in similar proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all the stocks at those weightings. In those circumstances, the Fund may purchase a sample of the stocks in the Dow Jones EURO STOXX 50 Index in proportions expected by the Adviser to replicate generally the performance of the Dow Jones EURO STOXX 50 Index as a whole. In addition, in seeking to maintain the Fund's exposure to and to accurately track the Dow Jones EURO STOXX 50 Index, the Adviser may choose to overweight a stock in the Dow Jones EURO STOXX 50 Index, purchase securities not in the Dow Jones EURO STOXX 50 Index that the Adviser believes are appropriate to substitute for the securities contained in the Dow Jones EURO STOXX 50 Index, or utilize various combinations of other available investment techniques. In addition, from time to time, stocks are added to or removed from the Dow Jones EURO STOXX 50 Index. The Fund may sell stocks that are represented in the Dow Jones EURO STOXX 50 Index, or purchase stocks that are not yet represented in the Dow Jones EURO STOXX 50 Index, in anticipation of their removal from, or addition to,the Dow Jones EURO STOXX 50 Index.

      The Fund will normally invest at least 90% of its total assets in component securities that comprise the Dow Jones EURO STOXX 50 Index.

      The Fund will not concentrate its investments in an industry except that the Fund will concentrate to approximately the same extent that the Dow Jones EURO STOXX 50 Index concentrates in the stocks of such particular industry or group of industries.

      Principal Risks. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the Fund. An investment in the Fund involves risks similar to those of investing in any fund of equity securities of European issuers, such as market fluctuations caused by economic and political developments, changes in interest rates and perceived trends in stock prices. Unlike many investment companies, the Fund is not "actively managed." Therefore, it would generally not sell a stock because the stock's issuer was in financial trouble, unless that stock is removed from the Dow Jones EURO STOXX 50 Index. You should anticipate that the value of the Shares will increase or decrease, more or less, in correlation with any increase or decrease in the value of the Dow Jones EURO STOXX 50 Index. The principal risks presented by an investment in the Fund are:

         - Equity Risk -- Stock values could decline generally or could underperform other investments.

         - Foreign Stock Risk -- The Fund invests principally in stocks of European issuers. Foreign securities involve special risks and costs. These risks may include less market liquidity and generally greater market volatility than US securities, exchange rate fluctuations and controls, less complete financial information about the issuers as compared to US issuers, and political instability. Future political and economic developments, the possible imposition of withholding taxes on dividend income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls or freezes on the convertibility of currency, or the adoption of other governmental restrictions might adversely affect an investment in foreign securities. Additionally, foreign issuers may be subject to less stringent regulation, and to different accounting, auditing and recordkeeping requirements. Investment in foreign securities may involve higher costs than investment in US securities, including higher transaction and custody costs, as well as the imposition of additional taxes by foreign governments.

         - Currency Risk -- The Fund's net asset value is determined on the basis of US dollars. Therefore, you may lose money if the local currency of a foreign market depreciates against the US dollar even if the local currency value of the Fund's holdings goes up.

         - Index Tracking Risk -- The Fund's return may not match the return of the Dow Jones EURO STOXX 50 Index for a number of reasons. For example, the Fund incurs a variety of operating expenses and taxes not applicable to the Dow Jones EURO STOXX 50 Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's holdings to reflect changes in the composition of the Dow Jones EURO STOXX 50 Index. The Fund may not be fully invested at times, either as a result of cash flows into the Fund or as a result of reserves of cash held by the Fund to meet redemptions. If the Fund utilizes a sampling approach, or engages in futures or other derivative positions, its return may not correlate as well with the return on the Dow Jones EURO STOXX 50 Index, as would be the case if it purchased all of the stocks in the Dow Jones EURO STOXX 50 Index.

         - Non-Diversification Risk -- The Fund is non-diversified and as a result may be more volatile than other funds. Because the Fund, as a non-diversified fund, may invest a larger percentage of its assets in the securities of a single company than diversified funds, the performance of that company can have a substantial impact on the price of the Fund's Shares. The Fund intends to maintain the required level of diversification so as to qualify as a "regulated investment company" for purposes of the Internal Revenue Code, in order to avoid liability for federal income tax to the extent that its earnings are distributed to shareholders. Compliance with the diversification requirements of the Internal Revenue Code could limit the investment flexibility of the Fund.

         - Concentration Risk -- The Fund's assets may be concentrated in an industry or group of industries to the extent that the Fund's underlying index concentrates in a particular industry or group of industries. By concentrating its assets in a single industry or group of industries, the Fund is subject to the risk that economic, political or other conditions that have a negative effect on that industry or group of industries will negatively impact the Fund to a greater extent that if the Fund's assets were invested in a wide variety of industries.

         - Forward Currency Exchange Contracts -- The Fund may enter into forward currency exchange contracts to facilitate local securities settlement or for hedging purposes to help reduce the risks and volatility caused by changes in foreign currency exchange rates. A forward currency contract is an obligation to exchange one currency for another on a future date at a specified exchange rate. Forward currency contracts are privately negotiated transactions, and can have substantial price volatility. When used for hedging purposes, they tend to limit any potential gain that may be realized if the value of the Fund's foreign holdings increases because of currency fluctuations. The Fund could experience losses if the value of its forward currency contracts was poorly correlated with its other investments or if it could not close out its position because of an illiquid market. Foreign currency exchange contracts will be used at the discretion of the Adviser, and the Fund is not required to hedge its foreign currency positions.

      Changes in Policies. The Trust's Board of Trustees may change the Fund's investment strategies and other policies without shareholder approval, except as otherwise indicated. The Board of Trustees will not materially change the Fund's investment objective without shareholder approval. In addition, the Fund will provide shareholders with 60 days written notice prior to any change in its investment policy to invest at least 90% of its total assets in component securities that comprise the Dow Jones EURO STOXX 50 Index.

      Past Performance. The bar chart and table below provide some indication of the risks of investing in the Fund by showing the variability of the Fund's returns based on market performance. Past performance (both before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The after-tax returns presented below are calculated using the highest historical individual federal margin income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax return will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

      The Fund's performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. [ADD CALENDAR YEAR END 2004 TO BAR CHART ____%]

                                   [BAR CHART]

      This bar chart shows the performance of the Fund's shares for the first full calendar year since its inception on October 15, 2002. During the period shown above (January 1, 2003 through December 31, 2004), the highest quarterly return for the Fund was ___% for the quarter ended _______ and the lowest was _____% for the quarter ended ___________.

                              AVERAGE ANNUAL TOTAL RETURN                                  ONE         SINCE
                        (FOR PERIODS ENDING DECEMBER 31, 2004)                             YEAR     INCEPTION(1)
                        --------------------------------------                             ----     ------------
Return Before Taxes                                                                          %            %
Return After Taxes on Distributions                                                          %            %
Return After Taxes on Distributions and Sale of Creation Units                               %            %
Dow Jones Euro Stoxx 50 Index (reflects no deductions for fees, expenses or taxes)
 (USD)                                                                                       %            %

(1)   Investment operations commenced on October 15, 2002.

                                FEES AND EXPENSES

      Fees and Expenses. This table describes the fees and expenses(a) that you may pay if you buy and hold Shares of the streetTRACKS(R) Dow Jones EURO STOXX 50 Fund.

SHAREHOLDER TRANSACTION EXPENSES
(fees paid directly from your investment)(b).................................................     0.00%
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from the Fund's assets)(c)
    Management Fees..........................................................................     0.29%
    Distribution and Services (12b-1) Fees...................................................     None
    Other Expenses(d)........................................................................      0.0%
                                                                                                  ----
TOTAL ANNUAL FUND OPERATING EXPENSES.........................................................       0.%
                                                                                                  ====

----------
(a) The expenses listed in the table are based on the expenses the Fund incurred for the fiscal year ended September 30, 2004.

(b) When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges. The Fund, however, issues and redeems Shares only in Creation Units comprising large blocks of 50,000 Shares. Thus, as a practical matter, only institutions or large investors transact in Creation Units. For institutional investors who transact in Creation Units, a creation or redemption transaction fee, as applicable, will be assessed per transaction, which is intended to approximate the issuance or redemption transaction costs incurred by the Fund, including market impact expenses relating to investing in or disposing of portfolio securities. The fixed "Creation Transaction Fee" per transaction is $1,500 and the fixed "Redemption Transaction Fee" per transaction is $1,500. In addition to these fixed transaction fees, purchases or redemptions of Creation Units for cash (when available) require the payment of additional fees of up to four times the fixed fees. Please see "Purchase and Redemption of Creation Units" for a discussion of Creation and Redemption Transaction Fees.

(c)   Expressed as a percentage of average daily net assets.

(d) The Investment Advisory Agreement for the Fund provides that the Adviser will pay the operating expenses of the Fund, except for the management fee, brokerage, taxes, interest, fees and expenses of the independent Trustees of the Trust (including Trustees' counsel fees), litigation expenses and any other extraordinary expenses.

                                     EXAMPLE

      The streetTRACKS(R) Dow Jones EURO STOXX 50 Fund sells and redeems Shares in Creation Units. Creation Units are sold and redeemed principally on an in-kind basis for portfolio securities of the Dow Jones EURO STOXX 50 Index. SHARES IN LESS THAN CREATION UNIT AGGREGATIONS WILL NOT BE REDEEMED BY THE FUND. An investor purchasing a Creation Unit on an in-kind basis would pay the following expenses on a $10,000 investment (payment with a deposit of securities included in the Dow Jones EURO STOXX 50 Index), assuming a 5% annual return and that the Fund's operating expenses remain the same. INVESTORS SHOULD NOTE THAT THE PRESENTATION BELOW OF A $10,000 INVESTMENT IN A CREATION UNIT IS FOR ILLUSTRATION PURPOSES ONLY, AS SHARES WILL BE ISSUED BY THE FUND ONLY IN CREATION UNITS. FURTHER, THE RETURN OF 5% AND ESTIMATED EXPENSES ARE FOR ILLUSTRATION PURPOSES ONLY AND SHOULD NOT BE CONSIDERED INDICATIONS OF EXPECTED PERFORMANCE OR FUND EXPENSES, EACH OF WHICH MAY BE GREATER OR LESS THAN THE ESTIMATES.

YEAR                                                                                   EXPENSES
----                                                                                   --------
 1.............................................................................           $
 3.............................................................................           $
 5.............................................................................           $
10.............................................................................           $

                                 STREETTRACKS(R)
                               INDEX SHARES FUNDS

                   ADDITIONAL INVESTMENT STRATEGY INFORMATION

                        ADDITIONAL INVESTMENT STRATEGIES

      Each Fund will normally invest at least 90% of its total assets in component securities that comprise its respective benchmark index. Each Fund may invest its remaining assets in money market instruments, including repurchase agreements or other funds which invest exclusively in money market instruments (subject to applicable limitations under the Investment Company Act of 1940, as amended (the "1940 Act"), or exemptions therefrom); convertible securities; structured notes (notes on which the amount of principal repayment and interest payments are based on the movement of one or more specified factors, such as the movement of a particular stock or stock index); and in options and futures contracts. Options and futures contracts (and convertible securities and structured notes) may be used by a Fund in seeking performance that corresponds to its respective benchmark index and in managing cash flows. The Funds will not invest in money market instruments as part of a temporary defensive strategy to protect against potential stock market declines. The Adviser anticipates that it may take approximately three business days for additions and deletions to each Fund's benchmark index to be reflected in the portfolio composition of each Fund.

      The investment objective of each Fund is a fundamental policy that may be changed only with shareholder approval. Each of the other policies described in the Prospectus constitutes a non-fundamental policy that may be changed by the Trust's Board of Trustees without shareholder approval. Certain other fundamental policies of the Funds are set forth in the Statement of Additional Information under "Investment Restrictions."

      Borrowing Money. Each Fund may borrow money from a bank up to a limit of 10% of the value of its assets, but only for temporary or emergency purposes.

                                ADDITIONAL RISKS

      Trading Issues. Trading in Shares on the New York Stock Exchange may be halted due to market conditions or for reasons that, in the view of the New York Stock Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the New York Stock Exchange is subject to trading halts caused by extraordinary market volatility pursuant to New York Stock Exchange "circuit breaker" rules. There can be no assurance that the requirements of the New York Stock Exchange necessary to maintain the listing of a Fund will continue to be met or will remain unchanged.

      Fluctuation of Net Asset Value. The net asset value of a Fund's Shares will generally fluctuate with changes in the market value of a Fund's holdings. The market prices of a Fund's Shares will generally fluctuate in accordance with changes in the Fund's net asset value and supply and demand on the New York Stock Exchange. The Adviser cannot predict whether Shares will trade below, at or above their net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the stocks of a Fund's benchmark index trading individually or in the aggregate at any point in time. However, given that Shares can be purchased and redeemed in Creation Units (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset value), the Adviser believes that large discounts or premiums to the net asset value of Shares should not be sustained.

      Continuous Offering. The method by which Creation Units are purchased and traded may raise certain issues under applicable securities laws. Because new Creation Units are issued and sold by the Funds on an ongoing basis, at any point a "distribution," as such term is used in the Securities Act of 1933, as amended (the "Securities Act"), may occur.

      Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the Securities Act.

      For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the principal underwriter, breaks them down into individual Shares, and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to categorization as an underwriter.

      Broker-dealer firms should also note that dealers who are not "underwriters" but are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available with respect to such transactions as a result of Section 24(d) of the 1940 Act. The Trust, however, has received from the Securities and Exchange Commission an exemption from the prospectus delivery obligation in ordinary secondary market transactions under certain circumstances, on the condition that purchasers are provided with a product description of Shares. As a result, broker dealer-firms should note that dealers who are not underwriters but are participating in a distribution (as contrasted with ordinary secondary market transactions) and thus dealing with Shares that are part of an over-allotment within the meaning of Section 4(3)(a) of the Securities Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. Firms that incur a prospectus delivery obligation with respect to Shares of a Fund are reminded that under Rule 153 of the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the New York Stock Exchange, is satisfied by the fact that such Fund's prospectus is available at the New York Stock Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

                                 YOUR INVESTMENT

                            BUYING AND SELLING SHARES

      Shares are listed for secondary trading on the New York Stock Exchange. If you buy or sell Shares in the secondary market, you may incur customary brokerage commissions and charges, and may pay some or all the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction. Shares will trade on the New York Stock Exchange (or any other securities exchange on which Shares may trade) at prices that may differ to varying degrees from the daily net asset values of Shares, and can be affected by market forces, such as supply and demand, economic conditions and other factors.

      The New York Stock Exchange will disseminate, every fifteen seconds during the regular trading day, an indicative optimized portfolio value ("IOPV") relating to each Fund. The IOPV calculations are based on local closing prices and may not reflect events that occur subsequent to the local market's close. As a result, premiums and discounts between the IOPV and the market price could be affected. The IOPV is the approximate value of Shares of each Fund. This should not be viewed as a "real-time" update of the net asset value per Share of a Fund, which is calculated only once a day. Bloomberg, L.P. will calculate the IOPV for each Fund. Neither the Funds, nor the Adviser or any of their affiliates are involved in, or responsible for, the calculation or dissemination of such IOPVs and make no warranty as to their accuracy.


      The Funds impose no restrictions on the frequency of purchases and redemptions. In establishing the policy, the Board of Trustees evaluated the risks of market timing activities by the Funds' shareholders. The Board considered that, unlike traditional mutual funds, each Fund issues and redeems its shares at net asset value per share for a basket of securities intended to mirror a Fund's portfolio, plus a small amount of cash, and a Fund's shares may be purchased and sold on the exchange at prevailing market prices. Given this structure, the Board determined that it is unlikely that (a) market timing would be attempted by the Funds' shareholders or (b) any attempts to market time the Funds by shareholders would result in negative impact to the Funds or their shareholders.


                    PURCHASE AND REDEMPTION OF CREATION UNITS

      Each Fund issues and redeems Shares only in Creation Units (generally 50,000 Shares per Creation Unit) at their net asset value on a continuous basis only on days the New York Stock Exchange is open for business. By requiring purchase and redemption principally in-kind, each Fund seeks to protect remaining shareholders from adverse effects on the Fund's portfolio that could arise from frequent cash purchase and redemption transactions that affect the net asset value of the Fund. Moreover, in contrast to conventional mutual funds, where redemptions can have an adverse tax impact on taxable shareholders because of the need to sell portfolio securities which, in turn, may generate taxable gain, the in-kind redemption mechanism of the Funds generally will not lead to a tax event for remaining shareholders.

      Investors such as market-makers, large investors and institutions who wish to deal in Creation Units directly with a Fund, must have entered into an authorized participant agreement with the principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement. Set forth below is a brief description of the procedures applicable to the purchase and redemption of Creation Units. For more detailed information, see "PURCHASE AND REDEMPTION OF CREATION UNITS" in the Statement of Additional Information.

      Purchase. In order to purchase Creation Units of a Fund, an investor must generally deposit a designated portfolio of equity securities constituting a substantial replication, or a representation, of the stocks included in the relevant Fund's benchmark index (the "Deposit Securities") and generally make a small cash payment referred to as the "Cash Component." The list of names and number of shares of the Deposit Securities is made available by the Fund's custodian through the facilities of the National Securities Clearing Corporation, commonly referred to as NSCC, immediately prior to the opening of business each day of the New York Stock Exchange. The Cash Component represents the difference between the net asset value of a Creation Unit and the market value of the Deposit Securities.

      Orders must be placed in proper form by or through a participant of the Depository Trust Company ("DTC Participant") that has entered into an agreement with the principal underwriter and the transfer agent with respect to purchases and redemptions of Creation Units ("Authorized Participant"). All orders must be placed for one or more whole Creation Units of Shares of a Fund and must be received by the principal underwriter in proper form no later than the close of regular trading on the New York Stock Exchange (ordinarily 4:00 p.m., New York time) ("Closing Time") in order to receive that day's closing net asset value per Share. In the case of custom orders, as further described in the Statement of Additional Information, the order must be received by the principal underwriter no later than 11:00 a.m. New York time. A custom order may be placed by an Authorized Participant in the event that a Fund permits or requires the substitution of an amount of cash to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for trading by such Authorized Participant or the investor for which it is acting. See "PURCHASE AND REDEMPTION OF CREATION UNITS" in the Statement of Additional Information.

      A fixed Creation Transaction Fee of $1,500 is applicable to each transaction regardless of the number of Creation Units purchased in the transaction. An additional charge of up to four times the Creation Transaction Fee may apply to the extent that cash is used in lieu of securities to purchase Creation Units. See "PURCHASE AND REDEMPTION OF CREATION UNITS" in the Statement of Additional Information. The price for each Creation Unit will equal the aggregate daily net asset value per Share, plus the fees described above and, if applicable, any transfer taxes.

      Shares may be issued in advance of receipt of Deposit Securities subject to various conditions including a requirement to maintain on deposit with the Fund cash at least equal to 125% of the market value of the missing Deposit Securities. See "PURCHASE AND REDEMPTION OF CREATION UNITS" in the Statement of Additional Information.

      Legal Restrictions on Transactions in Certain Stocks. An investor subject to a legal restriction with respect to a particular stock required to be deposited in connection with the purchase of a Creation Unit of a Fund may, at the Fund's discretion, be permitted to deposit an equivalent amount of cash in substitution for any stock which would otherwise be included in the Deposit Securities applicable to the purchase of a Creation Unit through the custom basket process. For more details, see "PURCHASE AND REDEMPTION OF CREATION UNITS" in the Statement of Additional Information.

      To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. If you do not provide the information requested, a Fund may not be able to maintain your account. If a Fund is unable to verify your identity or that or another person(s) authorized to act on your behalf, the Fund and the Adviser reserve the right to close your account and/or take such other action they deem reasonable or required by law. Shares will be redeemed and valued in accordance with the net asset value next calculated after the determination has been made to close the account.

      Redemption. The Funds' custodian makes available immediately prior to the opening of business each day of the New York Stock Exchange, through the facilities of the NSCC, the list of the names and the number of shares of each Fund's portfolio securities that will be applicable that day to redemption requests in proper form ("Fund Securities"). Fund Securities received on redemption may not be identical to Deposit Securities which are applicable to purchases of Creation Units. Unless cash redemptions are available or specified for a particular Fund, the redemption proceeds consist of the Fund Securities, plus cash in an amount equal to the difference between the net asset value of Shares being redeemed as next determined after receipt by the transfer agent of a redemption request in proper form, and the value of the Fund Securities (the "Cash Redemption Amount"), less the applicable redemption fee and, if applicable, any transfer taxes. Should the Fund Securities have a value greater than the net asset value of Shares, a compensating cash payment to the Fund equal to the differential will be required to be arranged for by, or on behalf of, the redeeming shareholder. For more detail, see "PURCHASE AND REDEMPTION OF CREATION UNITS" in the Statement of Additional Information.

      An order to redeem Creation Units of a Fund may only be effected by or through an Authorized Participant. An order to redeem must be placed for one or more whole Creation Units and must be received by the transfer agent in proper form no later than the close of regular trading on the New York Stock Exchange (ordinarily 4:00 p.m. New York time) in order to receive that day's closing net asset value per Share. In the case of custom orders, as further described in the Statement of Additional Information, the order must be received by the transfer agent no later than 11:00 a.m., New York time.

      A fixed Redemption Transaction Fee of $1,500 is applicable to each redemption transaction regardless of the number of Creation Units redeemed in the transaction. To the extent that redemptions are for cash, an additional charge of up to four times the Redemption Transaction Fee may be charged to approximate additional expenses incurred by the Trust. See "PURCHASE AND REDEMPTION OF CREATION UNITS" in the Statement of Additional Information.

      Legal Restrictions on Transactions in Certain Stocks. An investor subject to a legal restriction with respect to a particular stock included in the Fund Securities applicable to the redemption of a Creation Unit may be paid an equivalent amount of cash.

                              PRICING AND VALUATION

      Net asset value per Share for each Fund is computed by dividing the value of the net assets of such Fund (i.e., the value of its total assets less total liabilities) by its total number of Shares outstanding. Expenses and fees, including the management and distribution fees, if any, are accrued daily and taken into account for purposes of determining net asset value. The net asset value of each Fund is calculated by the Funds' custodian and determined each business day, normally at the close of regular trading of the New York Stock Exchange (ordinarily 4:00 p.m., New York time).

      The value of each Fund's portfolio securities is based on the securities' last sale price when available. If no last sale price is available, the securities will be valued at the last available bid price. When market prices are not readily available or when the value of a security has been materially affected by events occurring after the close of the market but prior to the Funds' calculation of net asset value, a portfolio security is valued at its fair value, as determined under procedures established by the Trust's Board of Trustees. In these cases, a Fund's net asset value will reflect certain portfolio securities' fair values rather than their market prices. With respect to securities that are primarily listed on foreign exchanges, the value of the Fund's portfolio securities may change on days when you will not be able to purchase or sell your Shares.

                             ADDITIONAL INFORMATION

                                   MANAGEMENT

      Investment Adviser. SSgA Funds Management, Inc. serves as the Adviser to each Fund and, subject to the supervision of the Board of Trustees, is responsible for the investment management of the Funds. The Adviser and other affiliates make up State Street Global Advisors ("SSgA"), the investment management arm of State Street Corporation. As of December 31, 2004, the Adviser managed in excess of $____ billion in assets. As of December 31, 2004, SSgA managed in excess of $___ trillion in assets. The Adviser's principal business address is State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111.

      For the services provided to the Funds under the Investment Advisory Agreement, each Fund pays the Adviser monthly fees based on a percentage of each Fund's average daily net assets as shown in the following table:

                                    FUND                                                  MANAGEMENT FEE
                                    ----                                                  --------------
streetTRACKS(R) Dow Jones STOXX 50 Fund.........................................               0.29%
streetTRACKS(R) Dow Jones EURO STOXX 50 Fund....................................               0.29%

      The Adviser pays the operating expenses of each Fund, except for the management fee, brokerage, taxes, interest, fees and expenses of the independent Trustees of the Trust (including Trustees' counsel fees), litigation expenses and any other extraordinary expenses.

      Administrator, Custodian and Transfer Agent. State Street Bank and Trust Company ("State Street"), an affiliate of the Adviser, acts as administrator, custodian and transfer agent to each Fund.

      Lending Agent. UBS Securities acts as the securities lending agent for each Fund. For its services, the lending agent typically receives a portion of the net investment income, if any, earned on the collateral received for the securities loaned. In the future, subject to approval by the Trust's Board of Trustees, State Street may act as Securities lending agent for the Funds. State Street is an affiliate of the Adviser.

      Principal Underwriter. State Street Global Markets LLC is the principal underwriter of each Fund's Shares. The principal underwriter will not distribute Shares in less than Creation Units, and does not maintain a secondary market in Shares. The principal underwriter may enter into selected dealer agreements with other broker-dealers or other qualified financial institutions for the sale of Creation Units.

                                 INDEX LICENSES

      Dow Jones STOXX Indexes. STOXX Limited publishes the Dow Jones STOXX indexes. The Dow Jones STOXX 50 and Dow Jones EURO STOXX 50 Indexes were launched in February 1998, in advance of the European Monetary Union, the launch of the euro and the creation of the Eurozone on January 1, 1999. STOXX Limited was founded in 1997 as a joint venture among Deutsche Boerse AG, Dow Jones & Company, Inc., Euronext Paris SA and SWX Swiss Exchange.

                                   DISCLAIMERS

      The streetTRACKS(R) Dow Jones STOXX 50 Fund and the streetTRACKS(R) Dow Jones EURO STOXX 50 Fund are not sponsored, endorsed, sold or promoted by STOXX Limited ("STOXX") or Dow Jones & Company, Inc. ("Dow Jones"). Neither STOXX nor Dow Jones makes any representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of trading in the Funds. STOXX's and Dow Jones' only relationship to the Adviser and the Funds is the licensing of certain trademarks and trade names of Dow Jones STOXX 50 and the Dow Jones EURO STOXX 50 which are determined, composed and calculated by STOXX without regard to the Adviser or the Funds. STOXX and Dow Jones have no obligation to take the needs of the Adviser or the owners of the Funds into consideration in determining, composing or calculating the Dow Jones STOXX 50 Index and the Dow Jones EURO STOXX 50 Index. Neither STOXX nor Dow Jones is responsible for or has participated in the determination of the timing of, prices at, or quantities of the Funds to be listed or in the determination of calculation of the equation by which the Funds are to be converted into cash. Neither STOXX nor Dow Jones will have any obligation or liability in connection with the administration, marketing or trading of the Funds.

      Neither STOXX nor Dow Jones guarantees the accuracy and/or the completeness of the Dow Jones STOXX 50 Index and the Dow Jones EURO STOXX 50 Index or any data included therein and neither STOXX nor Dow Jones shall have any liability for any errors, omissions, or interruptions therein. Neither STOXX nor Dow Jones makes any warranty, express or implied, as to results to be obtained by the Adviser, owners of the Funds, or any other person or entity from the use of the Dow Jones STOXX 50 Index and the Dow Jones EURO STOXX 50 Index or any data included therein. Neither STOXX nor Dow Jones makes any express or implied warranties, and STOXX and Dow Jones expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the Dow Jones STOXX 50 Index and the Dow Jones EURO STOXX 50 Index and any data included therein. Without limiting any of the foregoing, in no event shall Dow Jones or STOXX have any liability for any damages arising out of or related to the Dow Jones STOXX 50 Index and the Dow Jones EURO STOXX 50 Index or the Funds including, without limitation, indirect, punitive, special or consequential damages (including lost profits), even if notified of the possibility of such damages. There are no third party beneficiaries of any agreements or arrangements between Dow Jones and the Adviser other than as described herein.

      Neither the Adviser nor any of its affiliates, guarantees the accuracy and/or the completeness of either the Dow Jones STOXX 50 Index or the Dow Jones EURO STOXX 50 Index or any data included therein and neither the Adviser, nor any of its affiliates, shall have liability for any errors, omissions, or interruptions therein.

      The Adviser makes no warranty, express or implied, as to results to be obtained by a Fund, owners of Shares of a Fund, or any other person or entity from the use of the Indexes or any data included therein. The Adviser makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the indexes or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, punitive, direct, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

                                  DISTRIBUTIONS

      Dividends and Capital Gains. As a shareholder, you are entitled to your share of a Fund's income and net realized gains on its investments. Each Fund pays out substantially all its net earnings to its shareholders as "distributions."

      Each Fund typically earns income dividends from stocks and interest from debt securities. These amounts, net of expenses, are passed along to Fund shareholders as "income dividend distributions." Each Fund realizes capital gains or losses whenever it sells securities. Net long-term capital gains are distributed to shareholders as "capital gain distributions."

    Income dividend distributions, if any, are distributed to shareholders quarterly. The quarterly income distribution dates for 2004 are as follows:

      EX-DATE                                      RECORD DATE                  PAYABLE DATE
      -------                                      -----------                  ------------
June __, 2005                                  June __, 2005                  July __, 2005
September __, 2005                             September __, 2005             October __, 2005
December __, 2005                              December __, 2005              January __, 2006

      Net capital gains are distributed at least annually. Dividends may be declared and paid more frequently to improve index tracking or to comply with the distribution requirements of the Internal Revenue Code.

      Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available.

                                   TAX MATTERS

      As with any investment, you should consider how your Fund investment will be taxed. The tax information in this prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in a Fund.

      Unless your investment in a Fund is through a tax-exempt entity or tax-deferred retirement account, such as a 401(k) plan, you need to be aware of the possible tax consequences when:

         -        The Fund makes distributions,

         -        You sell Shares listed on the New York Stock Exchange, and

         -        You purchase or redeem Creation Units.

      Taxes on Distributions. Each Fund will distribute any net investment income quarterly, and any net realized long-term or short-term capital gains at least annually. Each Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements. In general, your distributions are subject to federal income tax when they are paid, whether you take them in cash or reinvest them in a Fund. Dividends paid out of a Fund's income and net short-term gains, if any, are taxable as ordinary income. Distributions of net long-term capital gains, if any, in excess of net short-term capital losses are taxable as long-term capital gains, regardless of how long you have held the Shares. Under the provisions of the Jobs and Growth Tax Relief Reconciliation Act of 2003, some ordinary dividends paid to individual shareholders may qualify for taxation at a lower rate.

      Distributions in excess of a Fund's current and accumulated earnings and profits are treated as a tax-free return of capital to the extent of your basis in the Shares, and as capital gain thereafter. A distribution will reduce a Fund's net asset value per Share and may be taxable to you as ordinary income or capital gain even though, from an investment standpoint, the distribution may constitute a return of capital.

      Since more than 50% of any Fund's total assets at the end of its taxable year will consist of foreign stocks or securities, the Fund intends to elect to "pass through" to its investors certain foreign income taxes paid by the Fund, with the result that each investor will (i) include in gross income, as an additional dividend, even though not actually received, the investor's pro rata share of the Fund's foreign income taxes, and (ii) either deduct (in calculating U.S. taxable income) or credit (in calculating U.S. federal income), subject to certain limitations, the investor's pro rata share of the Fund's foreign income taxes.

      An investor in a Fund that is a foreign corporation or nonresident alien for US federal income tax purposes (a "Foreign Investor") will be subject to adverse US tax consequences. Each Fund's ordinary income dividends (which include distributions of net short-term capital gains) to Foreign Investors will generally be subject to 30% U.S. withholding tax, unless a lower treaty rate applies or unless such income is effectively connected with a U.S. trade or business carried on through a permanent establishment in the United States. Furthermore, the election to "pass through" foreign income taxes, as described above, will generally increase the amounts subject to U.S. withholding with no assurance that the Foreign Investors will be able to claim any corresponding credit or deduction. Foreign Investors are urged to consult their own tax advisors regarding the U.S. tax treatment of ownership of shares in a Fund in their particular circumstances.

      Dividends and interest received by each Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

      By law, your Fund must withhold a percentage of your distributions and proceeds if you have not provided a taxpayer identification number or social security number.

      The backup withholding rate for individuals is currently 28%.

      Taxes on Exchange-Listed Share Sales. Currently, any capital gain or loss realized upon a sale of Shares is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as short-term capital gain or loss if the Shares have been held for one year or less.

      Taxes on Purchases and Redemptions of Creation Units. A person who exchanges equity securities for Creation Units generally will recognize a gain or loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the exchanger's aggregate basis in the securities surrendered and the Cash Component paid. A person who exchanges Creation Units for equity securities will generally recognize a gain or loss equal to the difference between the exchanger's basis in the Creation Units and the aggregate market value of the securities received and the Cash Redemption Amount. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing "wash sales," or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax adviser with respect to whether wash sale rules apply and when a loss might be deductible.

      Under current federal tax laws, any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as a short-term capital gain or loss if the Shares have been held for one year or less. If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many Shares you purchased or sold and at what price.

      The foregoing discussion summarizes some of the consequences under current federal tax law of an investment in a Fund. It is not a substitute for personal tax advice. Consult your personal tax adviser about the potential tax consequences of an investment in a Fund under all applicable tax laws.

                               GENERAL INFORMATION

      streetTRACKS(R) Index Shares Funds (formerly Fresco Index Shares Funds) was organized as a Massachusetts business trust on February 14, 2002. If shareholders are required to vote on any matters, you are entitled to one vote for each dollar of net asset value you own. Annual meetings of shareholders will not be held except as required by the 1940 Act and other applicable law. See the Statement of Additional Information for more information concerning the Trust's form of organization.

      For purposes of the 1940 Act, Shares of the Funds are issued by the respective Funds, and the acquisition of Shares by investment companies is subject to the restrictions of Section 12(d)(1) of the 1940 Act. The Trust has requested exemptive relief from Section 12(d)(1). If the relief is granted, registered investment companies will be permitted to invest in the Funds beyond the limits set forth in Section 12(d)(1), subject to certain terms and conditions which will be set forth in an SEC exemptive order issued to the Trust, including that such investment companies enter into an agreement with the Funds.

      From time to time, the Funds advertise yield and total return figures. Yield is an historical measure of dividend income, and total return is a measure of past dividend income (assuming that it has been reinvested) plus capital appreciation. Neither yield nor total return should be used to predict the future performance of a Fund. For a more detailed description of how each Fund computes its performance figures and how these numbers may be used in advertisements, please consult the Statement of Additional Information.

      Clifford Chance US LLP, 31 West 52nd Street, New York, New York 10119, serves as counsel to the Funds.

      PricewaterhouseCoopers LLP serves as independent registered public accountants and will audit each Fund's financial statements annually.

      Dow Jones STOXX, Dow Jones EURO STOXX, Dow Jones STOXX 50, Dow Jones EURO STOXX 50, Dow Jones STOXX 600, Dow Jones EURO STOXX 600 and Dow Jones STOXX Total Market Index are service marks of Dow Jones & Company, Inc. and STOXX Limited.

                              FINANCIAL HIGHLIGHTS

      The following financial highlights tables are intended to help you understand each Fund's financial performance for the life of the Fund. Certain information reflects financial results for a single fund share. In the tables, "total investment return" represents the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions).

      This information in the financial highlights forming part of the financial statements of each Fund, has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose reports, along with the Funds' financial statements, are included in the Funds' Annual report to Shareholders. Annual Reports may be obtained without charge by calling 1-866 S-TRACKS.

      Selected data for a share of beneficial interest outstanding throughout the period is presented below:

TO BE UPDATED

                                                                                     FOR THE PERIOD ENDED
                                                                                      SEPTEMBER 30, 2003*
                                                                           ----------------------------------------
                                                                           STREETTRACKS(R)         STREETTRACKS(R)
                                                                              DOW JONES               DOW JONES
                                                                            STOXX 50 FUND        EURO STOXX 50 FUND
                                                                           ---------------       -------------------
Net asset value, beginning of period(4).............................          $  25.34                $   24.35
Income from investment operations:
Net investment income...............................................              1.20                     0.97
Net realized and unrealized gain....................................              2.50                     3.59
                                                                              --------                ---------
Total from investment operations....................................              3.70                     4.56
                                                                              --------                ---------
Undistributed net investment income included in price of units
  issued and redeemed, net..........................................             (0.49)                   (0.30)
Distributions to shareholders from:
Net investment income...............................................             (0.66)                   (0.64)
                                                                              --------                ---------
Net asset value, end of period......................................          $  27.89                $   27.97
                                                                              ========                =========
Total return(1).....................................................             12.79%                   17.46%
Net assets, end of period (in 000's)................................          $  8,421                $  85,366
Ratio of expenses to average net assets.............................              0.35%(2)                 0.35%(2)
Ratio of net investment income to average net assets................              2.96%(2)                 2.78%(2)
Portfolio turnover rate (3).........................................                 6%                       6%

----------
* For the period October 15, 2002 (commencement of operations) through September 30, 2003.

(1) Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.

(2)   Annualized

(3) Portfolio Turnover rate excludes securities received or delivered from processing of creations or redemptions.

(4) The beginning net asset values shown above have been adjusted to reflect reverse stock splits which were effective October 15, 2002, in order to adjust the net asset value per share of each Fund to be approximately 1/100th of the value of its respective Index. The ratio of the reverse stock split for the streetTRACKS Dow Jones STOXX 50 Fund and the streetTRACKS(R) Dow Jones EURO STOXX 50 Fund was 1:2.536 and 1:2.444, respectively.

                   ADDITIONAL INFORMATION CONCERNING THE FUNDS

      The following charts are provided to: (i) show the frequency at which the closing bid/ask midpoint price for each Fund was at a discount or premium to the daily net asset value (NAV); and (ii) compare each Fund's total return at NAV with the total return based on market price and its benchmark index.

      The discount or premium is the percentage difference between the NAV and the closing bid/ask midpoint price of a Fund. A discount is the amount that a fund is trading below the reported NAV, expressed as a percentage of NAV. A premium is the amount that a fund is trading above the reported NAV, expressed as a percentage of NAV.

TO BE UPDATED

                     STREETTRACKS(R) DOW JONES STOXX 50 FUND

                                                   FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
                                                        CLOSING BID/ASK MIDPOINT PRICE VS. NAV
                                                               AS OF DECEMBER 31, 2004
                                --------------------------------------------------------------------------------------
                                       CLOSING BID/ASK MIDPOINT PRICE               CLOSING BID/ASK MIDPOINT PRICE
                                             ABOVE NAV (PREMIUM)                         BELOW NAV (DISCOUNT)
                                -----------------------------------------   ------------------------------------------
                                   >0.50%         >1.00%        >2.00%         <-0.50%       <-1.00%        <-2.00%
                                ------------    ----------   ------------   ------------  ------------   -------------
Quarter Ending: 12/31/04....
(64 Trading Days)
Quarter Ending: 9/30/04.....
(59 Trading Days)
Quarter Ending: 6/30/04.....
(63 Trading Days)
Quarter Ending: 3/31/04.....
(62 Trading Days)

                                         CUMULATIVE TOTAL RETURN                 AVERAGE ANNUAL TOTAL RETURN
                                  ------------------------------------     -------------------------------------
                                                                INDEX                                     INDEX
                                  NET ASSET       MARKET        VALUE      NET ASSET         MARKET       VALUE
                                    VALUE         VALUE          (USD)       VALUE           VALUE         (USD)
                                  ---------       ------        ------     ---------         ------       ------
One Year ended 12/31/04.....          35.52%       36.97%        35.79%        35.52%         36.97%       35.79%
Since Inception(1)..........          36.32%       37.68%        36.60%        29.08%         30.14%       29.30%

----------
(1) Since Inception returns are calculated as of commencement of issuance on October 15, 2002. For purposes of this comparison, the since inception return for the index is shown as of October 15, 2002, which is the inception date of the Fund. Also, because the first day of trading of the Fund followed its inception date, NAV is used to calculate market price returns prior to the start of trading.

                  STREETTRACKS(R) DOW JONES EURO STOXX 50 FUND

                                                 FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
                                                      CLOSING BID/ASK MIDPOINT PRICE VS. NAV
                                                              AS OF DECEMBER 31, 2004
                               -------------------------------------------------------------------------------------
                                      CLOSING BID/ASK MIDPOINT PRICE             CLOSING BID/ASK MIDPOINT PRICE
                                            ABOVE NAV (PREMIUM)                       BELOW NAV (DISCOUNT)
                               ------------------------------------------   ----------------------------------------
                                  >0.50%          >1.00%         >2.00%       <-0.50%         <-1.00%      <-2.00%
                               -------------    -----------   -----------   -----------     ------------  ----------
Quarter Ending: 12/31/04...
(64 Trading Days)
Quarter Ending: 9/30/04....
(59 Trading Days)
Quarter Ending: 6/30/04....
(63 Trading Days)
Quarter Ending: 3/31/04....
(62 Trading Days)

                                     CUMULATIVE TOTAL RETURN        AVERAGE ANNUAL TOTAL RETURN
                                 --------------------------------  -----------------------------
                                                            INDEX                          INDEX
                                 NET ASSET       MARKET     VALUE  NET ASSET  MARKET       VALUE
                                   VALUE         VALUE      (USD)    VALUE    VALUE        (USD)
                                 ---------       ------     -----  ---------  ------       -----
One Year ended 12/31/04.....         %             %          %        %        %            %
Since Inception(1)..........         %             %          %        %        %            %

----------
(1) Since Inception returns are calculated as of commencement of issuance on October 15, 2002. For purposes of this comparison, the since inception return for the index is shown as of October 15, 2002, which is the inception date of the Fund. Also, because the first day of trading of the Fund followed its inception date, NAV is used to calculate market price returns prior to the start of trading.

                       WHERE TO LEARN MORE ABOUT THE FUNDS

      This Prospectus does not contain all the information included in the Registration Statement filed with the SEC with respect to each Fund's Shares. A Statement of Additional Information (dated January 28, 2005) and the annual and semi-annual reports to shareholders, each of which was or will be filed with the SEC, provide more information about each Fund. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during each Fund's last fiscal year. The Statement of Additional Information and the financial statements included in the Trust's most recent annual reports to shareholders are incorporated herein by reference (i.e., is legally part of this Prospectus). These materials may be obtained without charge by writing to the Distributor, State Street Global Markets, LLC, State Street Financial Center, One Lincoln Center, Boston, Massachusetts 02111, or by calling the following number:

                      Investor Information: 1-866-S-TRACKS

      The Registration Statement, including this Prospectus, the Statement of Additional Information, and the exhibits as well as the reports may be reviewed and copied at the SEC's Public Reference Room (450 Fifth Street, N.W., Washington D.C. 20549) or on the EDGAR Database on the SEC's Web site (http://www.sec.gov). Information on the operation of the public reference room may be obtained by calling the SEC at 1-202-942-8090. You may get copies of this and other information after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102.

      Shareholder inquiries may be directed to the Funds in writing to State Street Global Markets, LLC, State Street Financial Center, One Lincoln Center, Boston, Massachusetts 02111 or by calling the Investor Information number listed above.

      NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS IN CONNECTION WITH THE OFFER OF A FUND'S SHARES, AND, IF GIVEN OR MADE, THE INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST OR ANY FUND. NEITHER THE DELIVERY OF THIS PROSPECTUS NOR ANY SALE OF SHARES SHALL UNDER ANY CIRCUMSTANCE IMPLY THAT THE INFORMATION CONTAINED HEREIN IS CORRECT AS OF ANY DATE AFTER THE DATE OF THIS PROSPECTUS.

      DEALERS EFFECTING TRANSACTIONS IN A FUND'S SHARES, WHETHER OR NOT PARTICIPATING IN THIS DISTRIBUTION, ARE GENERALLY REQUIRED TO DELIVER A PROSPECTUS. THIS IS IN ADDITION TO ANY OBLIGATION OF DEALERS TO DELIVER A PROSPECTUS WHEN ACTING AS UNDERWRITERS.

                                       Investment Company Act File No. 811-21145
                       streetTRACKS(R) INDEX SHARES FUNDS
                      (Formerly Fresco Index Shares Funds)

                    streetTRACKS(R) Dow Jones STOXX 50+ Fund
                    (Formerly Fresco Dow Jones STOXX 50 Fund)

                 streetTRACKS(R) Dow Jones EURO STOXX 50++ Fund
                 (Formerly Fresco Dow Jones Euro STOXX 50 Fund)

                       STATEMENT OF ADDITIONAL INFORMATION

                                JANUARY 28, 2005

streetTRACKS(R) Index Shares Funds (the "Trust") is an investment company consisting of two separate exchange-traded "index funds," the streetTRACKS(R) Dow Jones STOXX 50 Fund and streetTRACKS(R) Dow Jones EURO STOXX 50 Fund (the "Funds"). SSgA Funds Management, Inc. is the investment adviser ("Adviser") for each Fund. State Street Global Markets, LLC is the principal underwriter ("Principal Underwriter") for each Fund's shares.

The Report of Independent Auditors, financial highlights, and financial statements of the Funds' included in the Trust's Annual Report to Shareholders for the fiscal year ended September 30, 2004 are incorporated herein by reference.

This Statement of Additional Information ("SAI") is not a Prospectus. It should be read in conjunction with the Funds' current Prospectus dated January 28, 2005, as it may be revised from time to time. Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted. A copy of the Funds' current Prospectus may be obtained without charge by calling toll-free 1-866-STRACKS. The Prospectus contains more complete information about the Funds. You should read it carefully before investing.

TABLE OF CONTENTS

                                                                     PAGE

General Description of the Trust
Additional Investment Policies and Restrictions
Dow Jones STOXX Indexes
Investment Restrictions
Special Considerations and Risks
Exchange Listing and Trading
Management of the Trust
Brokerage Transactions
Book Entry Only System
Control Persons and Principal Holders of Securities
Purchase and Redemption of Creation Units
Determination of Net Asset Value
Dividends and Distributions
Taxes
Capital Stock and Shareholder Reports
Performance and Other Information
Counsel and Independent Auditors
Financial Statements
Appendix A
Appendix B-Proxy Voting Policies

+ Dow Jones STOXX 50 is a service mark of Dow Jones & Company, Inc. and STOXX Limited.

++ Dow Jones EURO STOXX 50 is a service mark of Dow Jones & Company, Inc. and STOXX Limited.

GENERAL DESCRIPTION OF THE TRUST

The Trust is an open-end management investment company. The Trust currently consists of two Funds, the streetTRACKS(R) Dow Jones STOXX 50 Fund and streetTRACKS(R) Dow Jones EURO STOXX 50 Fund. Each Fund generally will invest in all the stocks comprising its relevant underlying index in similar proportion to their weightings in such index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks at those weightings. These circumstances include local market closures or the unavailability of a security due to a corporate action or other trading stoppage.

The Trust was organized as a Massachusetts business trust on February 14, 2002. The investment objective of each Fund is to seek to provide investment results that, before expenses, correspond generally to the price and yield of a specified market index. The shares of each Fund are referred to herein as "Shares."

Each Fund offers and issues Shares at their net asset value only in aggregations of a specified number of shares (each, a "Creation Unit") generally in exchange for a basket of equity securities included in its benchmark index ("Deposit Securities") together with the deposit of a specified cash payment ("Cash Component").* Shares trade on the New York Stock Exchange at market prices. These prices may differ from the net asset values of the Shares. Shares are also redeemable only in Creation Unit aggregations**, and generally in exchange for portfolio securities and a specified cash payment ("Cash Redemption Amount"). A Creation Unit of each Fund consists of 50,000 Shares.

The Trust reserves the right to offer a "cash" option for purchases and redemptions of Creation Units (subject to applicable legal requirements) although it has no current intention of doing so. Creation Units may be issued in advance of receipt of Deposit Securities subject to various conditions including a requirement to maintain on deposit with the Trust an amount of cash equal to at least 125% of the market value of the missing Deposit Securities. See "PURCHASE AND REDEMPTION OF CREATION UNITS." In each instance of such cash purchases or redemptions, the Trust may impose, in addition to the fixed Creation or Redemption Transaction Fee, an additional transaction fee of up to four times the fixed Creation or Redemption Transaction Fee. In all cases, such fees will be limited in accordance with the requirements of the Securities and Exchange Commission (the "SEC") applicable to management investment companies offering redeemable securities.

* See "Dividend Reinvestment Service," however, for a description of the sole case in which Shares may be purchased in less than a Creation Unit

**    Except upon termination of a Fund.

ADDITIONAL INVESTMENT POLICIES AND RESTRICTIONS

The following supplements the information contained in the Prospectus concerning additional investment policies and restrictions of the Funds.

LENDING PORTFOLIO SECURITIES. Each Fund is authorized to lend its portfolio securities to broker-dealers or institutional investors that the Adviser deems qualified. Because the assets that are pledged as collateral to each Fund in connection with these loans generate income, securities lending may enable a Fund to earn additional income that may partially offset the expenses of such Fund, and thereby, reduce the effect that expenses have on such Fund's ability to provide investment results that substantially correspond to the price and yield of its respective benchmark index.

Loans of portfolio securities may not exceed 33 1/3% of a Fund's total assets. The documentation for these loans provides that a Fund will receive collateral equal to at least 105% of the current market value of the loaned securities, as marked to market each day that the net asset value of the Fund is determined. Each Fund will pay reasonable administrative and custodial fees in connection with the loan of securities and invests collateral in money market instruments or funds that invest exclusively in money market instruments.

Lending securities enables a Fund to earn additional income but could result in a loss or delay in recovering these securities. The borrower of a Fund's portfolio securities must maintain acceptable collateral with that

Fund's custodian in an amount, marked to market daily, at least equal to the market value of the securities loaned, plus accrued interest and dividends. Acceptable collateral is limited to cash, U.S. government securities and irrevocable letters of credit that meet certain guidelines established by the Adviser. Each Fund may reinvest any cash collateral in money market investments or other short-term liquid investments, including other investment companies. A Fund also may reinvest cash collateral in private investment vehicles similar to money market funds, including one managed by the Adviser. In determining whether to lend securities to a particular broker-dealer or institutional investor, the Adviser will consider, and during the period of the loan will monitor, all relevant facts and circumstances, including the creditworthiness of the borrower. Each Fund will retain authority to terminate any of its loans at any time. Each Fund may pay reasonable fees in connection with a loan and may pay the borrower or placing broker a negotiated portion of the interest earned on the reinvestment of cash held as collateral. A Fund will receive amounts equivalent to any dividends, interest or other distributions on the securities loaned. Each Fund will regain record ownership of loaned securities to exercise beneficial rights, such as voting and subscription rights, when regaining such rights is considered to be in the Fund's interest.

Pursuant to procedures adopted by the Funds' Board of Trustees, UBS Securities, LLC has been retained to serve as lending agent for each Fund. In the future, subject to approval by the Board of Trustees, State Street may act as lending agent for the Funds. State Street is an affiliate of the Adviser.

REPURCHASE AGREEMENTS. Each Fund may invest in repurchase agreements with commercial banks, brokers or dealers to generate income from its excess cash balances and to invest securities lending cash collateral. A repurchase agreement is an agreement under which a Fund acquires a money market instrument (generally a security issued by the U.S. government or an agency thereof, a banker's acceptance or a certificate of deposit) from a seller, subject to resale to the seller at an agreed upon price and date (normally, the next business day). A repurchase agreement may be considered a loan collateralized by securities. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by a Fund and is unrelated to the interest rate on the underlying instrument.

In these repurchase agreement transactions, the securities acquired by a Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and are held by the Fund's custodian until repurchased. No more than an aggregate of 15% of each Fund's net assets will be invested in illiquid securities, including repurchase agreements having maturities longer than seven days and securities subject to legal or contractual restrictions on resale, or for which there are no readily available market quotations.

The use of repurchase agreements involves certain risks. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, a Fund may incur a loss upon disposition of the security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the U.S. Bankruptcy Code or other laws, a court may determine that the underlying security is collateral for a loan by a Fund not within the control of the Fund and, therefore, the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement.

OTHER MONEY MARKET INSTRUMENTS. In addition to repurchase agreements, the Funds may invest in other high quality, short-term, U.S. dollar-denominated money market instruments of U.S. and foreign issuers. These instruments may include obligations of banks, time deposits and depository institutions, government and U.S. government agency securities, commercial paper and other short-term obligations issued by corporations, partnerships, trusts or other entities, corporate bonds and notes, variable and floating rate securities, funding agreements, guaranteed investment contracts, variable amount master demand notes, participation interests in any of the foregoing, reverse repurchase agreements, investment companies which invest exclusively in such money market instruments (subject to applicable limitations under Section 12(d)(1) of the Investment Company Act of 1940, as amended ("1940 Act")) and private investment vehicles similar to money market funds, including one managed by the Adviser.

FUTURES CONTRACTS, OPTIONS AND SWAP AGREEMENTS. Each Fund may utilize exchange-traded futures and options contracts and swap agreements.

Futures Contracts and Options -- Futures contracts generally provide for the future sale by one party and purchase by another party of a specified commodity at a specified future time and at a specified price. Stock index futures contracts are settled daily with a payment by one party to the other of a cash amount based on the difference between the level of the stock index specified in the contract from one day to the next. Futures contracts are standardized as to maturity date and underlying instrument and are traded on futures exchanges.

Futures traders are required to make a good faith margin deposit in cash or US government securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying commodity or payment of the cash settlement amount) if it is not terminated prior to the specified delivery date. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold on margin deposits which may range upward from less than 5% of the value of the contract being traded.

After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional "variation" margin will be required. Conversely, change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. In such case, a Fund would expect to earn interest income on its margin deposits. Closing out an open futures position is done by taking an opposite position ("buying" a contract which has previously been "sold," or "selling" a contract previously "purchased") in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract position is opened or closed.

Each Fund may use exchange-traded futures and options, together with positions in cash and money market instruments, to simulate full investment in its underlying benchmark index. Under such circumstances, the Adviser may seek to utilize other instruments that it believes to be correlated to the underlying index components or a subset of the components.

Restrictions on the Use of Futures and Options -- A Fund would not enter into futures contract transactions for purposes other than hedging to the extent that, immediately thereafter, the sum of its initial margin deposits on open contracts exceeds 5% of the market value of a Fund's total assets after taking into account unrealized gains and unrealized losses on such contracts it has entered into. Each Fund would take steps to prevent its futures positions from "leveraging" its securities holdings. When it has a long futures position, it will maintain with its custodian bank, cash and equivalents having a value equal to the notional value of the contract (less any margin deposited in connection with the position). When it has a short futures position, it will maintain with its custodian bank assets substantially identical to those underlying the contract or cash and equivalents (or a combination of the foregoing) having a value equal to the net obligation of the Fund under the contract (less the value of any margin deposits in connection with the position).

Short Sales "Against the Box" -- Each Fund may engage in short sales "against the box". In a short sale against the box, the Fund agrees to sell at a future date a security that it either contemporaneously owns or has the right to acquire at no extra cost. If the price of the security has declined at the time the Fund is required to deliver the security, the Fund will benefit from the difference in the price. If the price of the security has increased, the Fund will be required to pay the difference.

Swap Agreements -- Swap agreements are contracts between parties in which one party agrees to make payments to the other party based on the change in market value or level of a specified rate, index or asset. In return, the other party agrees to make payments to the first party based on the return of a different specified rate, index or asset. Swap agreements will usually be done on a net basis, i.e., where the two parties make net payments with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or high liquid securities having an aggregate value at least equal to the accrued excess is maintained in an account at the Trust's custodian bank.

Future Developments -- Each Fund may take advantage of opportunities in the area of options and futures contracts, options on futures contracts, warrants, swaps and any other investments which are not presently contemplated for use by such Fund or which are not currently available but which may be developed, to the extent such opportunities are both consistent with a Fund's investment objective and legally permissible for the Fund. Before entering into such transactions or making any such investment, the Fund will provide appropriate disclosure.

DOW JONES STOXX INDEXES

STOXX Limited provides and services the Dow Jones STOXX indexes. STOXX Limited was founded in 1997 as a joint venture between Deutsche Boerse AG, Dow Jones & Company, Euronext Paris SA and SWX Swiss Exchange. The Dow Jones STOXX 50 Index and the Dow Jones EURO STOXX 50 Index were launched in February 1998, in advance of the European Monetary Union, the launch of the euro and the creation of the Eurozone on January 1, 1999.

When the Dow Jones STOXX indexes were created in 1998, the intention was to provide a complete and fully integrated family of market indicators for the European market. While the benchmark indexes resulting from this outlook were innovative in their own right, regional blue-chip indexes were more conspicuously absent from the types of indexes available to investors. The most widely used blue-chip indexes at that time were typically calculated by local exchanges with a variety of incompatible methodologies and consisting wholly of stocks listed on those exchanges.

The Dow Jones STOXX 50 and Dow Jones EURO STOXX 50 Indexes were born out of this need for a set of consistently designed pan-European measures. The indexes track the large-cap markets of the European and Eurozone regions. Both these Dow Jones STOXX blue-chip indexes are designed to be suitable as the basis for investment products, such as derivatives and exchange-traded funds. Their components have a high degree of liquidity and represent the largest companies across all 18 market sectors defined by the Dow Jones Global Classification Standard.

Derived from the broader total market indexes for each of the two regions, Europe and the Eurozone, these two blue-chip indexes each represent about 60% of the market capitalization of their underlying benchmarks. The Dow Jones STOXX 50 Index covers Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, The Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom. The Dow Jones EURO STOXX 50 Index covers the same countries, excluding Denmark, Norway, Sweden, Switzerland and the United Kingdom.

Index Universe -- The index universe for the Dow Jones STOXX 50 Index is defined as all components of the 18 Dow Jones STOXX 600(SM)++ market sector indexes. The Dow Jones STOXX 600 market sector indexes contain the 600 largest stocks traded on the major exchanges of 17 European countries. The index universe for the Dow Jones EURO STOXX 50 Index is defined as all components of the 18 Dow Jones EURO STOXX market sector indexes. The Dow Jones EURO STOXX market sector indexes represent the Eurozone portion of the Dow Jones STOXX Total Market Index, which in turn covers 95% of the total market capitalization of the stocks traded on the major exchanges of 17 European countries.

++ Dow Jones STOXX 600 is a service mark of Dow Jones & Company, Inc. and STOXX Limited.

++++ Dow Jones EURO STOXX is a service mark of Dow Jones & Company, Inc. and STOXX Limited.

Selection List -- For each of the 18 Dow Jones STOXX 600 market sector indexes, the component stocks are ranked by free-float market capitalization. The largest stocks are added to the selection list until the coverage is close to, but still less than, 60% of the free-float market capitalization of the corresponding Dow Jones STOXX total market sector index. If the next-ranked stock brings the coverage closer to 60% in absolute terms, then it is also added to the selection list. Any remaining stocks that are current Dow Jones STOXX 50 Index components are added to the selection list. The stocks on the selection list are ranked by free-float market capitalization. In exceptional cases, the STOXX Limited Supervisory Board may make additions and deletions to the selection list.

Within each of the 18 Dow Jones EURO STOXX market sector indexes, the component stocks are ranked by free-float market capitalization. The largest stocks are added to the selection list until the coverage is close to, but still less than, 60% of the free-float market capitalization of the corresponding Dow Jones EURO STOXX total market sector index. If the next-ranked stock brings the coverage closer to 60% in absolute terms, then it is also added to the selection list. Any remaining stocks that are current Dow Jones EURO STOXX 50 Index components are added to the selection list. The stocks on the selection list are ranked by free-float market capitalization. In exceptional cases, the STOXX Limited Supervisory Board may make additions and deletions to the selection list.

Stock Selection -- The 40 largest stocks on the selection list for each index are chosen as components. Any remaining current components of the index ranked between 41 and 60 are added as index components. If the component number is still below 50, then the largest stocks on the selection list are added until the index contains 50 stocks.

Review Frequency -- Index composition is reviewed annually in September.

Weighting -- The indexes are each weighted by free-float market capitalization. Each component's weight is capped at 10% of the index's total free-float market capitalization. Weights are reviewed quarterly.

INVESTMENT RESTRICTIONS

The Trust has adopted the following investment restrictions as fundamental policies with respect to each Fund. These restrictions cannot be changed with respect to a Fund without the approval of the holders of a majority of such Fund's outstanding voting securities. For purposes of the 1940 Act, a majority of the outstanding voting securities of a Fund means the vote of the lesser of
(1) 67% or more of the voting securities of the Fund present at such meeting, if the holders of more than 50% of the outstanding voting securities of such Fund are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of the Fund. Except with the approval of a majority of the outstanding voting securities, a Fund may not:

1. Change its investment objective;

2. Lend any funds or other assets except through the purchase of all or a portion of an issue of securities or obligations of the type in which it is permitted to invest (including participation interests in such securities or obligations) and except that a Fund may lend its portfolio securities in an amount not to exceed 33 1/3% of the value of its total assets;

3. Issue senior securities or borrow money, except borrowings from banks for temporary or emergency purposes in an amount up to 10% of the value of the Fund's total assets (including the amount borrowed), valued at market, less liabilities (not including the amount borrowed) valued at the time the borrowing is made, and the Fund will not purchase securities while borrowings in excess of 5% of the Fund's total assets are outstanding, provided, that for purposes of this restriction, short-term credits necessary for the clearance of transactions are not considered borrowings (this limitation on purchases does not apply to acceptance by the Fund of a deposit principally of securities included in the relevant index for the purchase of Creation Units);

4. Pledge, hypothecate, mortgage or otherwise encumber its assets, except to secure permitted borrowings. (The deposit of underlying securities and other assets in escrow and collateral arrangements with respect to initial or variation margin for futures contracts or options contracts will not be deemed to be pledges of the Fund's assets);

5. Purchase, hold or deal in real estate, but a Fund may purchase and sell securities that are issued by companies that invest or deal in real estate assets;

6. Act as an underwriter of securities of other issuers, except to the extent the Fund may be deemed an underwriter in connection with the sale of securities in its portfolio;

7. Purchase securities on margin, except for such short-term credits as are necessary for the clearance of transactions, except that a Fund may make margin deposits in connection with transactions in options, futures and options on futures;

8. Sell securities short, except short sales "against the box"; or

9. Invest in commodities or commodity contracts, except that a Fund may transact in exchange traded futures contracts on securities, stock indexes and options on such futures contracts and make margin deposits in connection with such contracts.

10. Concentrate its investments in an industry (i.e. hold 25% or more of its total assets in the stocks of a particular industry or group of industries), except that a Fund will concentrate to approximately the same extent that its underlying index concentrates in the stocks of such particular industry or group of industries. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

In addition to the investment restrictions adopted as fundamental policies as set forth above, each Fund observes the following restrictions, which may be changed by the Board without a shareholder vote. A Fund will not:

1. Invest in the securities of a company for the purpose of exercising management or control;

2. Hold illiquid assets in excess of 15% of its net assets. An illiquid asset is any asset which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment; or

3. Under normal circumstances, invest less than 90% of its total assets in component securities that comprise its relevant benchmark Index. Prior to any change in a Fund's 90% investment policy, such Fund will provide shareholders with 60 days written notice.

If a percentage limitation is adhered to at the time of investment or contract, a later increase or decrease in percentage resulting from any change in value or total or net assets will not result in a violation of such restriction, except that the percentage limitations with respect to the borrowing of money and illiquid securities will be observed continuously.

SPECIAL CONSIDERATIONS AND RISKS

A discussion of the risks associated with an investment in a Fund is contained in the Prospectus. The discussion below supplements, and should be read in conjunction with, the Prospectus.

GENERAL. Investment in a Fund should be made with an understanding that the value of a Fund's portfolio securities may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities, the value of common stocks generally and other factors.

An investment in a Fund should also be made with an understanding of the risks inherent in an investment in equity securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the stock market may deteriorate (either of which may cause a decrease in the value of the portfolio securities and thus in the value of Shares). Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic and banking crises.

Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the issuer, have generally inferior rights to receive payments from the issuer in comparison with the rights of creditors of, or holders of debt obligations or preferred stocks issued by, the issuer. Further, unlike debt securities, which typically have a stated principal amount payable at maturity (whose value, however, will be subject to market fluctuations prior thereto), or preferred stocks, which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity. Common stock values are subject to market fluctuations as long as the common stock remains outstanding.

Although most of the securities in the indexes are listed on a recognized securities exchange in Europe, the principal trading market for some may be in the over-the-counter market. The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities. There can be no assurance that a market will be made or maintained or that any such market will be or remain liquid. The price at which securities may be sold and the value of a Fund's Shares will be adversely affected if trading markets for a Fund's portfolio securities are limited or absent or if bid/ask spreads are wide.

FUTURES AND OPTIONS TRANSACTIONS. Positions in futures contracts and options may be closed out only on an exchange which provides a secondary market therefor. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract or option at any specific time. Thus, it may not be possible to close a futures or options position. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if a Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, a Fund may be required to make delivery of the instruments underlying futures contracts it has sold.

A Fund will minimize the risk that it will be unable to close out a futures or options contract by only entering into futures and options for which there appears to be a liquid secondary market.

The risk of loss in trading futures contracts or uncovered call options in some strategies (e.g., selling uncovered stock index futures contracts) is potentially unlimited. The Funds do not plan to use futures and options contracts, in this way. The risk of a futures position may still be large as traditionally measured due to the low margin deposits required. In many cases, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor relative to the size of a required margin deposit. The Funds, however, intend to utilize futures and options contracts in a manner designed to limit their risk exposure to that which is comparable to what they would have incurred through direct investment in stocks.

Utilization of futures transactions by a Fund involves the risk of imperfect or even negative correlation to the benchmark index if the index underlying the futures contracts differs from the benchmark index. There is also the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom a Fund has an open position in the futures contract or option.

Certain financial futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

RISKS OF SWAP AGREEMENTS. Swap agreements are subject to the risk that the swap counterparty will default on its obligations. If such a default occurs, a Fund will have contractual remedies pursuant to the agreements related to the transaction, but such remedies may be subject to bankruptcy and insolvency laws which could affect such Fund's rights as a creditor.

EXCHANGE LISTING AND TRADING

A discussion of exchange listing and trading matters associated with an investment in the Funds is contained in the Prospectus under "Buying and Selling the Funds" and "Pricing and Valuation." The discussion below supplements, and should be read in conjunction with, such sections of the Prospectus.

Shares trade on the New York Stock Exchange at prices that may differ to some degree from their net asset value. There can be no assurance that the requirements of the New York Stock Exchange necessary to maintain the listing of Shares of any Fund will continue to be met.

The New York Stock Exchange may, but is not required to, remove Shares of a Fund from listing if (1) following the initial twelve-month period beginning upon the commencement of trading of a

Fund, there are fewer than 50 beneficial holders of the Shares of such Fund for 30 or more consecutive trading days; (2) the value of the underlying index or portfolio of securities on which such Fund is based is no longer calculated or available; or (3) such other event shall occur or condition exists that, in the opinion of the New York Stock Exchange, makes further dealings on the New York Stock Exchange inadvisable. In addition, the New York Stock Exchange will remove the Shares from listing and trading upon termination of the Trust.

As in the case of other stocks traded on the New York Stock Exchange, brokers' commissions on transactions will be based on negotiated commission rates at customary levels.

In order to provide current Share pricing information, the New York Stock Exchange disseminates an updated indicative optimized portfolio value ("IOPV") relating to each Fund as calculated by Bloomberg, L.P. ("Bloomberg"). The IOPV calculations are based on local closing prices and may not reflect events that occur subsequent to the local market's close. As a result, premiums and discounts between the IOPV and the market price could be affected. IOPVs also will be disseminated to providers of financial data via the National Market System. IOPVs are disseminated for each Fund every 15 seconds during regular New York Stock Exchange trading hours of 9:30 a.m., New York time to 4:00 p.m., New York time. Neither the Trust, nor the Adviser, nor any of its affiliates are involved in or responsible for any aspect of the calculation or dissemination of such IOPVs and make no warranty as to their accuracy.

An IOPV is solely an estimate of the current market value per Share of a Fund. As such, IOPVs are not, and should not be taken to be, a real time update of the net asset value per Share of a Fund, which is calculated only once daily, normally at 4:00 p.m., New York time. Further, IOPVs are not, and should not be taken to be, the price at which Shares may be purchased or sold in the secondary market.

The Trust reserves the right to adjust the stock prices of Shares of a Fund in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the applicable Fund.

The base and trading currencies of each Fund is the U.S. dollar. The base currency is the currency in which each Fund's net asset value per Share is calculated and the trading currency is the currency in which Shares of the Funds are listed and traded on the New York Stock Exchange.

MANAGEMENT OF THE TRUST

The Trust is a Massachusetts business trust governed by a Board of Trustees. The Board has overall responsibility for managing the business and affairs of the Trust, including general supervision and review of its investment activities. The Trustees elect the officers of the Trust who are responsible for administering the day-to-day operations of the Trust and the Funds.

The Trustees and executive officers of the Trust, along with their principal occupations over the past five years and their affiliations, if any, with the Adviser, are listed below:

TRUSTEES AND OFFICERS OF THE TRUST

                                         PRINCIPAL
                                       OCCUPATION OR
                                         EMPLOYMENT                                NUMBER OF
                                      DURING PAST FIVE                           PORTFOLIOS IN
                                         YEARS AND                               FUND COMPLEX
                                      DIRECTORSHIPS IN            DIRECTOR/        OVERSEEN                   OTHER
NAME, ADDRESS AND DATE                 PUBLICLY HELD               OFFICER            BY                  DIRECTORSHIPS
       OF BIRTH                          COMPANIES                  SINCE           TRUSTEE              HELD BY TRUSTEE
----------------------          --------------------------------  ---------     --------------     -------------------------
INTERESTED TRUSTEES:

                                Principal, State Street Global     7/1/04             20           Select Sector
AGUSTIN J. FLEITES*             Advisors (1987-present); Member                                    SPDR(R)Trust (Trustee);
SSgA Funds Management, Inc.     SSgA Investment Committee                                          streetTRACKS(R) Series
State Street Financial Center   (1994-present).                                                    Trust (Trustee).
One Lincoln Street
Boston, MA 02111-2900
12/17/65

INDEPENDENT TRUSTEES:
DAVID M. KELLY                  President and CEO, NSCC (1983      7/1/04             11           Chicago Stock Exchange
4 Jodi Lane                     February 2000)(a clearing org.);                                   (Public Governor/
Chatham, NJ 07928               Vice Chairman, DTCC (1999 -                                        Director); Penson
10/10/38                        February 2000)(a depository in                                     Worldwide Inc.
                                U.S.); Vice Chairman and CEO,                                      (Director); Thomas
                                Government Securities Clearing                                     Murray Ltd. (Director);
                                Corp. (1990 - February 2000) (a                                    Custodial Trust Co.
                                government securities clearing                                     (Director);
                                company); Trustee, streetTRACKS                                    streetTRACKS(R)Series
                                Series Trust (2000-present).                                       Trust (Trustee).

FRANK NESVET                    Chief Executive Officer, Libra     7/1/04             11           streetTRACKS(R)Series
c/o streetTRACKS Index Shares   Group, Inc. (1998-present)(a                                       Trust (Trustee);
Funds 225 Franklin Street       financial services consulting                                      Jefferson Pilot Variable
Boston, Massachusetts 02110     company); Managing Director,                                       Fund, Inc., Director.
9/24/43                         Senior Vice President and Fund
                                Treasurer, New England Funds
                                (1993-1998); Trustee,
                                streetTRACKS Series Trust
                                (2000-present).

HELEN F. PETERS                 Professor of Finance, Carroll      7/1/04             11           streetTRACKS(R) Series
133 South Street                School of Management, Boston                                       Trust (Trustee).
Needham, Massachusetts          College (2003- present; Dean,
02492                           (August 2000-2003); Partner,
3/22/48                         Samuelson Peters, LLC
                                (1999-August 2000); Director of
                                Global Bond Group, Scudder
                                Kemper Investments (1998-1999);
                                Chief Investment Officer,
                                Colonial Management (1991-1998);
                                Trustee, streetTRACKS Series
                                Trust (2000-present).

                                               PRINCIPAL
                                             OCCUPATION OR
                                               EMPLOYMENT                                           NUMBER OF
                                            DURING PAST FIVE                                      PORTFOLIOS IN
                                               YEARS AND                                          FUND COMPLEX
                                            DIRECTORSHIPS IN                           DIRECTOR/    OVERSEEN           OTHER
NAME, ADDRESS AND DATE                       PUBLICLY HELD                              OFFICER       BY          DIRECTORSHIPS
       OF BIRTH                                COMPANIES                                 SINCE      TRUSTEE      HELD BY TRUSTEE
----------------------       -------------------------------------------------------   ---------  -------------  ---------------
OFFICERS:

JAMES E. ROSS                Principal, State Street Global Advisors (March 2000 to     7/1/04        N/A             N/A
SSgA Funds Management, Inc.  present); Vice President, State Street Bank and Trust
State Street Financial       Company (1998- March 2000); Assistant Vice President,
Center One Lincoln Street    State Street Bank and Trust Company (1996-1998),
Boston, MA 02111-2900        Assistant Secretary, State Street Bank and Trust
6/24/65                      Company (1995-1996).

Vice President

DONALD A. GIGNAC             Senior Vice President, State Street Bank and Trust         7/1/04        N/A             N/A
State Street Bank and Trust  Company (2002- present); Vice President, State Street
Company 2 Avenue de          Bank and Trust Company (1993-2002).
Lafayette Boston,
Massachusetts 02111 6/14/65

Treasurer

MICHAEL P. RILEY             Assistant Vice President, State Street Bank and Trust      7/1/04        N/A             N/A
State Street Bank and Trust  Company (2000-present); Assistant Secretary, Assistant
Company                      Director, State Street Bank and Trust Company
One Federal Street           (1999-2000).
Boston, Massachusetts
02110 3/22/69

Assistant Treasurer

KAREN GILLOGLY               Vice President, State Street Bank and Trust Company        7/1/04        N/A             N/A
State Street Bank and Trust  (1999-present); Audit Senior Manager, Ernst & Young LLP
Company                      (1998).
One Federal Street
Boston, Massachusetts
02110 9/3/66

Assistant Treasurer

MARY MORAN ZEVEN             Senior Vice President and Senior Managing Counsel,         7/1/04        N/A             N/A
State Street Bank and Trust  (2002-present); and Vice President and Counsel, State
Company                      Street Bank and Trust Company (2000-2002); Vice
One Federal Street           President and Counsel, PFPC, Inc. 1999 to 2000
Boston, Massachusetts
02110 2/27/61

Secretary

                                                     PRINCIPAL
                                                   OCCUPATION OR
                                                     EMPLOYMENT                                     NUMBER OF
                                                  DURING PAST FIVE                                PORTFOLIOS IN
                                                     YEARS AND                                    FUND COMPLEX
                                                  DIRECTORSHIPS IN                    DIRECTOR/      OVERSEEN         OTHER
NAME, ADDRESS AND DATE                             PUBLICLY HELD                       OFFICER         BY         DIRECTORSHIPS
       OF BIRTH                                      COMPANIES                          SINCE        TRUSTEE     HELD BY TRUSTEE
---------------------------  ---------------------------------------------------       ---------  -------------  ---------------
SCOTT M. ZOLTOWSKI           Vice President and Counsel, (2004-present); Senior        11/15/04          N/A           N/A
State Street Bank and Trust  Counsel, BISYS, Inc. (2001-2004); Associate,
Company One Federal Street   Dechert LLP (1999-2001).
Boston, Massachusetts
02110 1/30/69

Assistant Secretary

PETER A. AMBROSINI           Chief Compliance and                                        5/04            N/A           N/A
SSgA Funds                   Risk Management
Management, Inc.             Officer, SSgA Funds

State Street Financial       Management, Inc. and State Street Global Advisors
Center One Lincoln Street    (2001-present); Boston, MA 02111-2900 Managing
12/17/43                     Director, PricewaterhouseCoopers (1986-2001).

Chief Compliance Officer

TRUSTEES' OWNERSHIP OF SHARES

The following table shows the dollar range of equity securities beneficially owned by each of the Trustees as of December 31, 2004:

                                AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN
                                 ALL REGISTERED INVESTMENT COMPANIES OVERSEEN
                                          BY THE TRUSTEE IN FAMILY OF
NAME                                         INVESTMENT COMPANIES
-----------------------         ----------------------------------------------
NON-INTERESTED TRUSTEES
David M. Kelly                                      None
Frank Nesvet                                        None
Helen F. Peters                                     None
INTERESTED TRUSTEES
Agustin J. Fleites                                  None

TRUSTEES' OWNERSHIP OF SECURITIES ISSUED BY THE ADVISER OR ANY COMPANY CONTROLLING, CONTROLLED BY OR UNDER COMMON CONTROL WITH THE ADVISER

As of December 31, 2004, the Independent Trustees did not own any securities issued by the Adviser or any company controlling, controlled by or are under common control with the Adviser. CONFIRM

REMUNERATION OF THE TRUSTEES AND OFFICERS

No officer, director or employee of the Adviser, its parent or subsidiaries receives any compensation from the Trust for serving as an officer or trustee of the Trust. The Trust pays each trustee who is not an "interested person" (as defined in the 1940 Act) an annual fee of $15,000 plus $300 per Fund per meeting for scheduled quarterly meetings of the Board attended by the trustee. The Trust also reimburses each trustee for travel and other out-of-pocket expenses incurred by him in connection with attending such meetings. Committee members do not receive any additional compensation for service on a committee. The trustee fees are allocated among the Funds based on net assets.

The table below shows the compensation that the Non-Interested Trustees received during the Trust's fiscal year ended September 30, 2004.

                                                   PENSION OR         ESTIMATED             TOTAL
                                AGGREGATE          RETIREMENT           ANNUAL        COMPENSATION FROM
                              COMPENSATION      BENEFITS ACCRUED       BENEFITS        TRUST AND FUND
                                  FROM          AS PART OF TRUST         UPON         COMPLEX PAID TO
NAME OF TRUSTEE                   TRUST             EXPENSES          RETIREMENT          TRUSTEES
------------------            ------------      ----------------      ----------      ------------------
Joseph La Corte(1)                      --             --                 --                      --
Brian Storms(1)                         --             --                 --                      --
Walter E. Auch(1)               $        _             --                 --               $
Frank K. Reilly(1)              $                      --                 --               $      00
Edward M. Roob(1)               $                      --                 --               $
David M. Kelly
Frank Nesvet
Helen F. Peters

(1)Information for the referenced Trustees refers to compensation paid to the Trust and the UBS Global Asset Management (US) Inc. Fund Complex. The "Total Compensation" amount represents the aggregate amount of compensation paid to the referenced Trustees for (a) service on the Board for the Trust's fiscal year ended September 30, 2004; and (b) service on the Boards of Trustees of four other investment companies managed by the Advisor or one of its affiliates for the fiscal year ended September 30, 2004, with respect to Messrs. Reilly and Roob, and three other investment companies managed by the Advisor or one of its affiliates for the fiscal year ended September 30, 2004, with respect to Mr. La Corte, Storms, Auch. Messrs. LaCorte, Auch, Reilly and Roob resigned from the Trust on July 1, 2004.

No trustee or officer is entitled to any pension or retirement benefits from the Trust.

COMMITTEES. The Board has an Audit Committee, consisting of three (3) trustees who are not "interested persons" (as defined by the 1940 Act) of the Trust. The Audit Committee has the responsibility, among other things, to: (i) recommend the selection of the Trust's independent auditors, (ii) review and approve the scope of the independent auditors' audit activity, (iii) review the audited financial statements and (iv) review with such independent auditors the adequacy of the Trust's basic accounting system and the effectiveness of the Trust's internal controls. There is no separate nominating or investment committee. Items pertaining to these committees are submitted to the full Board. The Audit Committee met ___ times during the fiscal year ended September 30, 2004.


The Board of Trustees has established a Trustee Committee consisting of all Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust. The responsibilities of the Trustee Committee are to: 1) perform the specific tasks assigned to the Independent Trustees pursuant to the 1940 Act, including annual consideration of the investment management contracts and service plans with respect to each of the Funds; 2) nominate Independent Trustees; 3) review on a periodic basis the governance structures and procedures of the Funds; 4) review proposed resolutions and conflicts of interest that may arise in the business of the Funds and may have an impact on the investors of the Funds; 5) review and consider matters that are reported to the Committee under the Code of Conduct of the Trust under the Sarbanes-Oxley Act of 2002; 6) review matters that are referred to the Committee by the Chief Legal Officer or other counsel to the Trust pursuant to the SEC Standards of Professional Conduct for Attorneys; and 7) provide general oversight of the Funds on behalf of the investors of the Funds. The Trustee Committee was formed in August of 2004 and did not meet during the fiscal year ended September 30, 2004.


CODE OF ETHICS. The Trust, the Adviser and the Principal Underwriter each have adopted a code of ethics as required by applicable law, which is designed to prevent affiliated persons of the Trust, the Adviser and the Principal Underwriter from engaging in deceptive, manipulative or fraudulent activities in connection with securities held or to be acquired by the Funds (which may also be held by persons subject to the codes of ethics). There can be no assurance that the codes of ethics will be effective in preventing such activities. Each code of ethics, filed as an exhibit to this registration statement, may be examined at the office of the SEC in Washington, D.C. or on the Internet at the SEC's website at http://www.sec.gov.

PROXY VOTING POLICIES. The Board of Trustees believes that the voting of proxies on securities held by the Funds is an important element of the overall investment process. As such, the Board has delegated the responsibility to vote such proxies to the Adviser. The Adviser's proxy voting policy is attached to this SAI as Appendix B. Information regarding how the Funds voted proxies relating to their portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge by calling 1-866-787-2257; and (2) on the SEC's website at http://www.sec.gov.


DISCLOSURE OF PORTFOLIO HOLDINGS POLICY. The Trust has adopted a policy regarding the disclosure of information about the Trust's portfolio holdings. The Board of Trustees of the Trust must approve all material amendments to this policy. The Funds' portfolio holdings are publicly disseminated each day the Funds are open for business through financial reporting and news services including publicly accessible Internet web sites. In addition, a basket composition file, which includes the security names and share quantities to deliver in exchange for Fund shares, together with estimates and actual cash components, is publicly disseminated daily prior to the opening of the AMEX via the National Securities Clearing Corporation (NSCC). The basket represents one creation unit of the Funds. The Trust, the Adviser or State Street Bank and Trust Company ("State Street") will not disseminate non-public information concerning the Trust.


THE INVESTMENT ADVISER. SSgA Funds Management, Inc., State Street Financial Center, One Lincoln Center, Boston, MA 02111, acts as the investment adviser to the Funds pursuant to a contract (the "Advisory Contract") with the Trust. Under the Advisory Contract, each Fund pays the Adviser a unitary fee, computed daily and paid monthly, at the annual rate of 0.29% of average daily net assets of the Fund. The Advisory Contract provides that the Adviser will pay the operating expenses of each Fund, except for the management fee, brokerage, taxes, interest, fees and expenses of the Independent Trustees (including any Trustees' counsel fees), litigation expenses and any other extraordinary expenses, from the unitary fee.

For the period October 1, 2003 to June 30, 2004, the Funds paid the following amounts to UBG Global

Asset Management (US) Inc., the Funds' former investment adviser:

             FUND NAME                                    AMOUNT PAID
streetTRACKS(R)Dow Jones STOXX 50 Fund                         $
streetTRACKS(R)Dow Jones EURO STOXX 50 Fund                    $

For the fiscal year ended September 30, 2004, the Funds paid the following amounts to the Adviser:

                  FUND NAME                              AMOUNT PAID
streetTRACKS(R)Dow Jones STOXX 50 Fund                         $
streetTRACKS(R)Dow Jones EURO STOXX 50 Fund                    $

Under the Advisory Contract, the Adviser will not be liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the performance of the Advisory Contract, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from reckless disregard of its duties and obligations thereunder. The Advisory Contract terminates automatically upon assignment and is terminable at any time with respect to a Fund without penalty by the Board or by vote of the holders of a majority of a Fund's outstanding voting securities on 60 days' written notice to the Adviser, or by the Adviser on 60 days' written notice to the Fund.


The Board of Trustees, including a majority of the Independent Trustees, initially approved the Trust's Advisory Contract with the Adviser at a meeting held on March 29, 2004, called for the purpose of reviewing the Advisory Contract, and the shareholders approved the Advisory Contract at a shareholder meeting held on June 16, 2004. Prior to that, the Board of Trustees had approved an Investment Advisory Agreement with UBS Global Asset Management Inc. ("UBS Global AM") at the Trust's organizational board meeting held on August 19, 2002 (the "Organizational Meeting").



In connection with their consideration of the Advisory Contract, the Trustees received information, described below, from UBS Global AM and the Adviser, which the Trustees reviewed together at the meeting. The Board considered information relating to the quality of services to be rendered by the Adviser and information describing the Adviser's experience in the ETF industry. The Trustees considered that the Adviser managed many US and foreign registered ETFs and were provided with a description of the net assets of each of those ETFs. The Trustees reviewed and discussed the nature and extent of the services to be provided by the Adviser, the costs of the services to be provided, the personnel and operating methods of the Adviser, possible conflicts of interest, and other compensation to be received by the Adviser or its affiliate, State Street. The Trustees noted that the Adviser would provide investment advisory services to the Funds that were substantially similar to those therefore provided by UBS Global AM. The Trustees further considered that the Adviser was willing to provide those services pursuant to the same unitary fee that the Funds paid to UBS Global AM. The Trustees were told that the same personnel that oversee the other US registered ETFs advised by the Adviser would oversee these Funds as well. Additionally, the Trustees considered that an affiliate of the Adviser, State Street, would be acting as the Trust's administrator, custodian, transfer agent, distributor and, subject to future Board approval, securities lending agent. The Trustees noted that State Street currently serves as administrator, custodian and transfer agent for the Trust. The Trustees noted that there would not be any increased expense to the Trust as a result of these affiliations.



The Board also received a memorandum from UBS Global AM which explained UBS Global AM had decided to exit the ETF business in the U.S. as a result of UBS Global AM's decision to focus on its core capabilities. UBS Global AM also informed the Board of Trustees that UBS Global AM did not receiving any direct consideration from the Adviser in connection with the proposed transaction. UBS noted, however, that the Adviser had agreed to assume the expenses of the transaction, including additional costs of counsel.



At the Organizational Meeting, the Board reviewed data from Lipper Analytical Services, Inc. with respect to fees paid to other investment advisors by 26 comparable funds. The Advisory Fees of those 26 funds ranged between 0.20% and 0.99% with an average of 0.78%. The Board determined that, in light of the data presented, an advisory fee for each fund of 0.29% was fair and reasonable.

At the meeting, the Independent Trustees met in executive session and were advised by independent counsel concerning their duties in considering the Advisory Contract and the various factors to be considered and standards to be applied. The Board concluded: (i) the Adviser had significant experience advising ETFs; (ii) the Funds would be aligned with a major ETF service provider in the U.S. market that has significant experience in the management and marketing of ETFs; and (iii) the fees to be paid to the Adviser by the Funds will be the same as under the advisory agreement with UBS Global AM. In deciding to approve the Advisory Contract, the Board did not identify any single factor as all-important or controlling.



Based on its conclusions, and with the advice of counsel, the Board of Trustees, including a majority of the Independent Trustees, determined that the Advisory Contract with the Adviser was in the best interests of the Trust's shareholders. Accordingly, the Board of Trustees, including a majority of the Independent Trustees, voted to approve the Advisory Contract.


THE ADMINISTRATOR. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, serves as Administrator for the Trust pursuant to an Administrative Services Agreement. Under the Administrative Services Agreement, State Street is obligated, on a continuous basis, to provide such administrative services as the Board reasonably deems necessary for the proper administration of the Trust and each Fund. State Street will generally assist in all aspects of the Trust's and the Funds' operations; supply and maintain office facilities (which may be in State Street's own offices), statistical and research data, data processing services, clerical, accounting, bookkeeping and record keeping services (including, without limitation, the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agents), internal auditing, executive and administrative services, and stationery and office supplies; prepare reports to shareholders or investors; prepare and file tax returns; supply financial information and supporting data for reports to, and filings with, the SEC and various state Blue Sky authorities; supply supporting documentation for meetings of the Board; provide monitoring reports and assistance regarding compliance with the Declaration of Trust, by-laws, investment objectives and policies and with federal and state securities laws; arrange for appropriate insurance coverage; and negotiate arrangements with, and supervise and coordinate the activities of, agents and others to supply services.

Pursuant to the Administrative Services Agreement, the Trust has agreed to indemnify the Administrator for certain liabilities, including certain liabilities arising under the federal securities laws, unless such loss or liability results from negligence or willful misconduct in the performance of its duties.

CUSTODIAN AND TRANSFER AGENT. State Street Bank and Trust Company also serves as custodian for the Funds pursuant to a Custodian Agreement. As custodian, State Street holds the Funds' assets, calculates the net asset value of Shares and calculates net income and realized capital gains or losses. State Street also serves as transfer agent of the Funds pursuant to a Transfer Agency Agreement. State Street may be reimbursed by the Funds for its out-of-pocket expenses.

As compensation for its services under the Administrative Services Agreement and the Transfer Agency Agreement, State Street shall receive a fee for its services, calculated based on the average aggregate net assets for the Trust, as follows: 0.06% on the first $5 billion, 0.045% on the next $5 billion, 0.03% on the next $5 billion and 0.02% thereafter. As compensation for its services under the Custodian Agreement, State Street shall receive a fee for its services, calculated based on the average aggregate net assets for the Trust, as follows:
0.01% on the first $500 million, 0.0075% on the next $500 million and 0.0050% on average aggregate net assets over $1 billion for domestic safekeeping plus other standard global safekeeping and transaction fees. The Advisory Contract provides that the Adviser will pay certain operating expenses of the Trust, including the fees due to State Street under each of the Administrative Services Agreement, the Custodian Agreement and the Transfer Agency Agreement.

THE PRINCIPAL UNDERWRITER. State Street Global Markets, LLC, located at State Street Financial Center, One Lincoln Street, Boston, MA 02111, acts as the principal underwriter of each Fund pursuant to a principal underwriting contract with the Trust (the "Principal Underwriting Agreement") which requires the Principal Underwriter to use its best efforts, consistent with its other businesses, to sell Shares of the Fund. Shares of each Fund are offered continuously. The Principal Underwriter may enter into dealer agreements with other broker-dealers (affiliated and non-affiliated) and with other financial institutions to authorize them to sell Shares.

The Principal Underwriter may also enter into agreements with securities dealers ("Soliciting Dealers") who will solicit purchases of Creation Unit aggregations of Shares. Such Soliciting Dealers may also be DTC Participants (as defined below) and/or investor services organizations.

ADDITIONAL EXPENSES. Each Fund will be based on a particular equity market index compiled by STOXX Limited, which is not affiliated with a Fund or with the Adviser or its affiliates. Each Fund will be entitled to use the underlying index pursuant to a sub-license agreement with the Adviser and STOXX Limited. The Adviser has a license agreement with STOXX Limited. The Trust is not obligated to pay any sub-license fee under the Sub-License Agreement.

BROKERAGE TRANSACTIONS The policy of the Trust regarding purchases and sales of securities for the Funds is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the Trust's policy is to pay commissions which are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. The Trust believes that a requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude the Funds and the Adviser from obtaining a high quality of brokerage services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Adviser relies upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage services received from the broker effecting the transaction. Such determinations are necessarily subjective and imprecise, as in most cases an exact dollar value for those services is not ascertainable.


The Adviser owes a duty to its clients to provide best execution on trades effected. In selecting a broker/dealer for each specific transaction, the Adviser chooses the broker/dealer deemed most capable of providing the services necessary to obtain the most favorable execution and does not take the sales of Fund shares into account. Best execution is generally understood to mean the most favorable cost or net proceeds reasonably obtainable under the circumstances. The full range of brokerage services applicable to a particular transaction may be considered when making this judgment, which may include, but is not limited to: liquidity, price, commission, timing, aggregated trades, capable floor brokers or traders, competent block trading coverage, ability to position, capital strength and stability, reliable and accurate communications and settlement processing, use of automation, knowledge of other buyers or sellers, arbitrage skills, administrative ability, underwriting and provision of information on a particular security or market in which the transaction is to occur. The specific criteria will vary depending upon the nature of the transaction, the market in which it is executed, and the extent to which it is possible to select from among multiple broker/dealers. The Adviser will also use ECNs when appropriate.


..

The Funds will not deal with affiliates in principal transactions unless permitted by exemptive order or applicable rule or regulation.

The table below shows the aggregate dollar amount of brokerage commissions paid by the Funds for the fiscal year ended September 30, 2004. None of the brokerage commissions paid were paid to affiliated brokers.

                  FUND                          AMOUNT
--------------------------------------------    ------
streetTRACKS(R) Dow Jones STOXX 50 Fund           $
streetTRACKS(R) Dow Jones EURO STOXX 50 Fund      $

The Adviser assumes general supervision over placing orders on behalf of the Trust for the purchase or sale of portfolio securities. If purchases or sales of portfolio securities of the Funds of the Trust and one or more other investment companies or clients supervised by the Adviser are considered at or about the same time, transactions in such securities are allocated among the several investment companies and clients in a manner deemed equitable to all by the Adviser. In some cases, this procedure could have a detrimental effect on the price or volume of the security so far as the Trust is concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Trust. The primary consideration is prompt execution of orders at the most favorable net price.

Portfolio turnover may vary from year to year, as well as within a year. High turnover rates are likely to result in comparatively greater brokerage expenses. The portfolio turnover rate for each Fund is expected to be under 50%. The overall reasonableness of brokerage commissions is evaluated by the Adviser based upon their knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services.

BOOK ENTRY ONLY SYSTEM

The following information supplements and should be read in conjunction with the section in the Prospectus entitled "Buying and Selling the Funds."

The Depositary Trust Company ("DTC") acts as securities depositary for Shares. Shares of each Fund are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC. Except in the limited circumstance provided below, certificates will not be issued for Shares.

DTC, a limited-purpose trust company, was created to hold securities of its participants (the "DTC Participants") and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the New York Stock Exchange, the American Stock Exchange and the National Association of Securities Dealers, Inc. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the "Indirect Participants").

Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as "Beneficial Owners") is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of Shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the Shares of each Fund held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Shares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants' accounts with payments in amounts proportionate to their respective beneficial interests in Shares of each Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a "street name," and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspects of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may determine to discontinue providing its service with respect to Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action either to find a replacement for DTC to perform its functions at a comparable cost or, if such a replacement is unavailable, to issue and deliver printed certificates representing ownership of Shares, unless the Trust makes other arrangements with respect thereto satisfactory to the New York Stock Exchange.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

Although the Funds do not have information concerning the beneficial ownership of the Funds held in the names of DTC Participants, as of December 31, 2004, the names, addresses and percentage ownership of each DTC Participant that owned of record 5% or more of the outstanding shares of a Fund were as follows:

                                                                            PERCENTAGE OF
FUND                                NAME AND ADDRESS                          OWNERSHIP
streetTRACKS(R)Dow        Goldman Sachs & Co.
Jones STOXX 50 Fund       85 Broad Street,
                          New York, NY 10004                                     %
                          Citigroup, Inc.
                          399 Park Avenue,
                          New York, NY 10043                                     %
                          UBS Financial Services Inc.
                          1285 Avenue of the Americas,
                          New York, NY 10019                                     %
                          Merrill Lynch Professional
                          Clearing Corp
                          101 Hudson Street, 7th Floor,
                          Jersey City, NJ 07302                                  %

streetTRACKS(R)Dow Jones  Merrill Lynch Professional Clearing Corp               %
EURO STOXX 50 Fund        101 Hudson Street, 7th Floor,
                          Jersey City, NJ 07302
                          Lehman Brothers Holding Inc.                           %
                          745 Seventh Avenue,
                          New York, NY 10019
                          Salomon Brothers Asset Management Inc.                 %
                          388 Greenwich St., 7th Floor,
                          New York, NY 10013
                          Bank of New York                                       %
                          One Wall Street,
                          New York, NY 10288

PURCHASE AND REDEMPTION OF CREATION UNITS

PURCHASE. The Trust issues and sells Shares of each Fund only: (i) in Creation Units on a continuous basis through the Principal Underwriter, without a sales load, at their net asset value next determined after receipt, on any Business Day (as defined below), of an order in proper form; or (ii) pursuant to the Dividend Reinvestment Plan.

A "Business Day" with respect to each Fund is any day on which the New York Stock Exchange is open for business. As of the date of the Prospectus, the New York Stock Exchange observes the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day (Washington's Birthday), Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

FUND DEPOSIT. The consideration for purchase of a Creation Unit of a Fund generally consists of the in-kind deposit of a designated portfolio of equity securities -- the "Deposit Securities" per each Creation Unit constituting a substantial replication, or a representation, of the stocks included in the relevant Fund's benchmark index and an amount of cash the "Cash Component" computed as described below. Together, the Deposit Securities and the Cash Component constitute the "Fund Deposit," which represents the minimum initial and subsequent investment amount for a Creation Unit of any Fund. The Cash Component is an amount equal to the difference between the net asset value of the Shares (per Creation Unit) and the market value of the Deposit Securities. If the Cash Component is a positive number (i.e., the net asset value per Creation Unit exceeds the market value of the Deposit Securities), the Cash Component shall be such positive amount. If the Cash Component is a negative number (i.e., the net asset value per Creation Unit is less than the market value of the Deposit Securities), the Cash Component shall be such negative amount and the creator will be entitled to receive cash in an amount equal to the Cash Component. The Cash Component serves the function of compensating for any differences between the net asset value per Creation Unit and the market value of the Deposit Securities.

The custodian, through the National Securities Clearing Corporation ("NSCC") (discussed below), makes available on each Business Day, immediately prior to the opening of business on the New York Stock Exchange (currently 9:30 a.m., New York time), the list of the names and the required number of shares of each Deposit Security to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for each Fund. Such Fund Deposit is applicable, subject to any adjustments as described below, in order to effect purchases of Creation Units of a given Fund until such time as the next-announced composition of the Deposit Securities is made available.

The identity and number of shares of the Deposit Securities required for a Fund Deposit for each Fund changes as rebalancing adjustments and corporate action events are reflected from time to time by the Adviser with a view to the investment objective of the Fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the Component Stocks of the relevant index. In addition, the Trust reserves the right to permit or require the substitution of an amount of cash i.e., a "cash in lieu" amount to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for trading by an Authorized Participant (as defined below) or the investor for which it is acting, (a "Custom Order"). The Trust also reserves the right to include or remove Deposit Securities from the basket in anticipation of index rebalancing charges. The adjustments described above will reflect changes, known to the Adviser on the date of announcement to be in effect by the time of delivery of the Fund Deposit, in the composition of the subject index being tracked by the relevant Fund or resulting from certain corporate actions. As of September 30, 2003, the value of the securities comprising a deposit of designated equity securities necessary for an in-kind purchase of a Creation Unit for each Fund was as follows: $1,398,500 for the streetTRACKS(R) Dow Jones STOXX 50 Fund and $1,394,500 for the streetTRACKS(R) Dow Jones EURO STOXX 50 Fund.

PROCEDURES FOR PURCHASE OF CREATION UNITS. To be eligible to place orders with the Principal Underwriter to purchase a Creation Unit of a Fund, an entity must be a DTC Participant (see "BOOK ENTRY ONLY SYSTEM") that has executed an agreement with the Principal Underwriter and the Transfer Agent with respect to purchases and redemptions of Creation Units (an "Authorized Participant"). Each Authorized Participant will agree, pursuant to the terms of a Participation Agreement among the Principal Underwriter and the Transfer Agent, on behalf of itself or any investor on whose behalf it will act, to certain conditions, including that it will pay to the Trust, an amount of cash sufficient to pay the Cash Component together with the Creation Transaction Fee (defined below).

All orders to purchase Shares directly from a Fund must be placed for one or more Creation Unit size aggregations of Shares (50,000 in the case of each Fund). All standard orders to purchase Creation Units must be received by the Principal Underwriter no later than the close of regular trading session on the New York Stock Exchange ("Closing Time") (ordinarily 4:00 p.m. New York time) on the date such order is placed in order for purchase of Creation Units to be effected based on the net asset value of Shares of each Fund as next determined on such date after receipt of the order in proper form. In the case of custom orders, the order must be received by the Principal Underwriter no later than 11:00 a.m. New York time on trade date. Those placing orders through an Authorized Participant should allow sufficient time to permit proper submission of the purchase order to the Principal Underwriter by the cut-off time on such Business Day.

PURCHASE ORDER. The Principal Underwriter shall inform the Transfer Agent, the Adviser and the Custodian upon receipt of a purchase order. The Custodian will then provide such information to the appropriate subcustodian. For each Fund, the Custodian shall cause the subcustodian of such Fund to maintain an account into which the Authorized Participant shall deliver, on behalf of itself or the party on whose behalf it is acting, the Deposit Securities (or the cash value of all or a part of such securities, in the case of a permitted or required cash purchase or "cash in lieu" amount). Deposit Securities must be delivered to an account maintained at the applicable local subcustodian.

The Authorized Participant must also pay to the Trust, on or before the contractual settlement date, immediately available or same day funds estimated by the Custodian to be sufficient to pay the Cash Component next determined after receipt in proper form of the purchase order, together with the applicable Creation Transaction Fee (defined below). Those placing orders should ascertain the applicable deadline for cash transfers by contacting the operations department of the broker or depositary institution effectuating the transfer of the Cash Component. This deadline is likely to be significantly earlier than the closing time of the regular trading session on the New York Stock Exchange.

Investors should be aware that an Authorized Participant may require orders for purchases of Shares placed with it to be in the particular form required by the individual Authorized Participant.

In addition, the Authorized Participant may request the investor to make certain representations or enter into agreements with respect to the order, e.g., to provide for payments of cash, when required. Investors should also be aware that their particular broker may not have executed a Participant Agreement, and that, therefore, orders to purchase Creation Units have to be placed by the investor's broker through an Authorized Participant that has executed a Participant Agreement.

ACCEPTANCE OF PURCHASE ORDER. Subject to the conditions that (i) an irrevocable purchase order has been submitted by the Authorized Participant (either on its own or another investor's behalf) not later than the Closing Time for standard orders and 11:00 a.m. for custom orders, and (ii) arrangements satisfactory to the Trust are in place for payment of the Cash Component and any other cash amounts which may be due, the Trust will accept the order, subject to its right (and the right of the Principal Underwriter and the Adviser) to reject any order until acceptance.

Once the Trust has accepted an order, the Trust will confirm the issuance of a Creation Unit of a Fund against receipt of payment, at such net asset value as shall have been calculated after receipt in proper form of such order. The Principal Underwriter will then transmit a confirmation of acceptance to the Authorized Participant that placed the order.

ISSUANCE OF A CREATION UNIT. Except as provided herein, Creation Units will not be issued until the transfer of good title to the Trust of the Deposit Securities and the payment of the Cash Component have been completed. When the subcustodian has confirmed to the Custodian that the required Deposit Securities (or the cash value thereof) have been delivered to the account of the relevant subcustodian or subcustodians, the Principal Underwriter and the Adviser shall be notified of such delivery, and the Trust will issue and cause the delivery of the Creation Units.

Creation Units may be purchased in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the net asset value of the Shares on the date the order is placed in proper form since in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) 125% of the market value of the undelivered Deposit Securities (the "Additional Cash Deposit"), which shall be maintained in a separate non-interest bearing collateral account. An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to 125% of the daily marked to market value of the missing Deposit Securities. The Participant Agreement will permit the Trust to buy the missing Deposit Securities at any time. Authorized Participants will be liable to the Trust for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the Principal Underwriter plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the custodian or purchased by the Trust and deposited into the Trust, normally by 12:00 p.m., New York time the following Business Day. In addition, a Creation Transaction Fee of $1,500 (defined below) will be charged in all cases plus an additional fee of up to four times the Creation Transaction Fee may be charged to the extent that cash is used in lieu of securities to purchase Creation Units. The delivery of Creation Units so purchased will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Principal Underwriter.

ACCEPTANCE FOR ORDERS OF CREATION UNITS. The Trust reserves the absolute right to reject an order for Creation Units transmitted to it by the Principal Underwriter in respect of any Fund if (a) the order is not in proper form or the Deposit Securities delivered do not consist of the securities that the custodian specified; (b) the investor(s), upon obtaining the Shares ordered, would own 80% or more of the currently outstanding Shares of any Fund; (c) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (d) the acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (e) the acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or the Adviser, have an adverse effect on the Trust or the rights of beneficial owners; or (f) in the event that circumstances outside the control of the Trust and the Adviser make it for all practical purposes impossible to process orders for Creation Units. Examples of such circumstances include acts of God or public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, State Street Global Markets LLC, the Principal Underwriter, DTC, NSCC or any other participant in the creation process, and similar extraordinary events. The Principal Underwriter shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of the creator of a Creation Unit of its rejection of the order of such person. The Trust, the Transfer Agent, the Custodian and the Principal Underwriter are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall either of them incur any liability for the failure to give any such notification.

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust's determination shall be final and binding.

CREATION TRANSACTION FEE. To compensate the Trust for transfer and other transaction costs involved in transactions for the purchase of Creation Units, investors will be required to pay a fixed creation transaction fee of $1,500 (the "Creation Transaction Fee"). An additional charge of up to four times the Creation Transaction Fee may be imposed for Custom Orders and cash purchases (to approximate the Trust's brokerage and other transaction costs associated with using cash to purchase the requisite Deposit Securities). Where the Trust permits an in-kind purchaser to substitute cash in lieu of depositing a portion of the Deposit Securities, the purchaser may be assessed the additional charge for cash purchases on the "cash in lieu" portion of its investment. Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust.

REDEMPTION. Shares may be redeemed only in Creation Units at their net asset value next determined after receipt of a redemption request in proper form by the Fund through the Transfer Agent and only on a Business Day. EXCEPT UPON LIQUIDATION OF A FUND, THE TRUST WILL NOT REDEEM SHARES IN AMOUNTS LESS THAN CREATION UNITS. Investors must accumulate enough Shares in the secondary market to constitute a Creation Unit in order to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Shares to constitute a redeemable Creation Unit.

With respect to each Fund, the custodian, through the NSCC, makes available immediately prior to the opening of business on the New York Stock Exchange (currently 9:30 am, New York time) on each Business Day, the list of the names and share quantities of each Fund's portfolio securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form

(as defined below) on that day ("Fund Securities"). Fund Securities received on redemption may not be identical to Deposit Securities which are applicable to purchases of Creation Units.

Unless cash redemptions are available or specified for a Fund, the redemption proceeds for a Creation Unit generally consist of Fund Securities -- as announced by the custodian on the Business Day of the request for redemption received in proper form plus cash in an amount equal to the difference between the net asset value of the Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the "Cash Redemption Amount"), less a fixed redemption transaction fee of $1,500 (the "Redemption Transaction Fee"). In the event that the Fund Securities have a value greater than the net asset value of the Shares, a compensating cash payment equal to the differential is required to be made by or through an Authorized Participant by the redeeming shareholder.

REDEMPTION TRANSACTION FEE. A Redemption Transaction Fee of $1,500 is paid to approximate transfer and other transaction costs that may be incurred in connection with the redemption of Creation Units. The Redemption Transaction Fee is the same no matter how many Creation Units are being redeemed pursuant to any one redemption request. The Funds, subject to approval by the Board, may adjust the Redemption Transaction Fee from time to time based upon actual experience. An additional charge for cash redemptions, Custom Orders, or partial cash redemptions (when cash redemptions are available) for each Fund may be imposed. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may be charged a fee for such services.

PROCEDURES FOR REDEMPTION OF CREATION UNITS. Orders to redeem Creation Units must be submitted in proper form to the Transfer Agent prior to the Closing Time in order to receive that day's net asset value for standard orders and by 11:00 a.m. for custom orders. A redemption request is considered to be in "proper form" if (i) an Authorized Participant has transferred or cause to be transferred to the Trust's Transfer Agent the Creation Unit(s) being redeemed through the book-entry system of DTC so as to be effective by the Exchange closing time on a day on which the Exchange is open for business and (ii) a request in form satisfactory to the Trust is received by the Transfer Agent from the Authorized Participant on behalf of itself or another redeeming investor within the time periods specified above. If the Transfer Agent does not receive the investor's Shares through DTC's facilities by 11:00 am on the Exchange Business Day next following the day that the redemption request is received, and the Cash Component, if applicable, by 2:00 p.m. that day, the redemption request shall be rejected.

The Authorized Participant must transmit the request for redemption, in the form required by the Trust, to the Transfer Agent in accordance with procedures set forth in the Authorized Participant Agreement. Investors should be aware that their particular broker may not have executed an Authorized Participant Agreement, and that, therefore, requests to redeem Creation Units may have to be placed by the investor's broker through an Authorized Participant who has executed an Authorized Participant Agreement. Investors making a redemption request should be aware that such request must be in the form specified by such Authorized Participant. Investors making a request to redeem Creation Units should allow sufficient time to permit proper submission of the request by an Authorized Participant and transfer of the Shares to the Trust's Transfer Agent; such investors should allow for the additional time that may be required to effect redemptions through their banks, brokers or other financial intermediaries if such intermediaries are not Authorized Participants.

In connection with taking delivery of shares of Fund Securities upon redemption of Creation Units, a redeeming shareholder or Authorized Participant acting on behalf of such Shareholder must maintain appropriate custody arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of the Fund Securities are customarily traded, to which account such Fund Securities will be delivered.

Deliveries of redemption proceeds generally will be made within three business days. Due to the schedule of holidays in certain countries, however, the delivery of in-kind redemption proceeds may take longer than three business days after the day on which the redemption request is received in proper form. Appendix A hereto identifies the instances where more than seven days would be needed to deliver redemption proceeds. Pursuant to an order of the SEC, in respect of each Fund, the Trust will make delivery of in-kind redemption proceeds within the number of days stated in Appendix A to be the maximum number of days necessary to deliver redemption proceeds.

If neither the redeeming Shareholder nor the Authorized Participant acting on behalf of such redeeming Shareholder has appropriate arrangements to take delivery of the Fund Securities in the applicable foreign jurisdiction and it is not possible to make other such arrangements, or if it is not possible to effect deliveries of the Fund Securities in such jurisdiction, the Trust may, in its discretion, exercise its option to redeem such Shares in cash, and the redeeming Shareholders will be required to receive its redemption proceeds in cash.

In addition, a Shareholder may request a redemption in cash which the Fund may, in its sole discretion, permit. In either case, the Shareholder will receive a cash payment equal to the net asset value of its Shares based on the net asset value of Shares of the relevant Fund next determined after the redemption request is received in proper form (minus a Redemption Transaction Fee and additional charge for requested cash redemptions specified above, to approximate the Trust's brokerage and other transaction costs associated with the disposition of Fund Securities). The Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities which differs from the exact composition of the Fund Securities but does not differ in net asset value.

Redemptions of Shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and each Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Fund could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular stock included in the Fund Securities applicable to the redemption of a Creation Unit may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming Shareholder to complete an order form or to enter into agreements with respect to such matters as compensating cash payment, beneficial ownership of Shares or delivery instructions.

The right of redemption may be suspended or the date of payment postponed with respect to any Fund (1) for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the New York Stock Exchange is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the Shares of the Fund or determination of the net asset value of the Shares is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.

DETERMINATION OF NET ASSET VALUE

The following information supplements and should be read in conjunction with the section in the Prospectus entitled "PRICING AND VALUATION."

Net asset value per Share for each Fund of the Trust is computed by dividing the value of the net assets of such Fund (i.e., the value of its total assets less total liabilities) by the total number of Shares outstanding, rounded to the nearest cent. Expenses and fees, including the management, administration and distribution fees, are accrued daily and taken into account for purposes of determining net asset value. The net asset value of each Share is calculated by the custodian and determined at the close of the regular trading session on the New York Stock Exchange (ordinarily 4:00 p.m. New York time) on each day that such exchange is open.

In computing a Fund's net asset value per Share, the Fund's securities holdings are valued using the same methodology as the Fund's respective benchmark index uses to calculate the value of the index's underlying securities. Securities regularly traded in an over-the-counter market are valued at the last sale price in such market. When market quotations are not readily available or when the value of securities has been materially affected by events occurring after the close of the market, securities are valued based on fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees.

DIVIDENDS AND DISTRIBUTIONS

The following information supplements and should be read in conjunction with the section in the Prospectus entitled "DISTRIBUTIONS."

GENERAL POLICIES. Dividends from net investment income, if any, are declared and paid quarterly by each Fund. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis for certain Funds to improve index tracking or to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with the provisions of the 1940 Act.

Dividends and other distributions on Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such Shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Trust.

The Trust makes additional distributions to the extent necessary (i) to distribute the entire annual taxable income of the Trust, plus any net capital gains and (ii) to avoid imposition of the excise tax imposed by Section 4982 of the Internal Revenue Code. Management of the Trust reserves the right to declare special dividends if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a regulated investment company ("RIC") or to avoid imposition of income or excise taxes on undistributed income.

DIVIDEND REINVESTMENT SERVICE. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of Funds through DTC Participants for reinvestment of their dividend distributions. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole Shares issued by the Trust of the same Fund.

TAXES

The following information also supplements and should be read in conjunction with the section in the Prospectus entitled "TAX MATTERS."

Each Fund intends to qualify for and to elect treatment as a separate RIC under Subchapter M of the Internal Revenue Code. To qualify for treatment as a RIC, a company must annually distribute at least 90% of its net investment company taxable income (which includes dividends, interest and net short-term capital gains) and meet several other requirements.

Each Fund is treated as a separate corporation for federal income tax purposes. Each Fund therefore is considered to be a separate entity in determining its treatment under the rules for RICs described herein and in the Prospectus. Losses in one Fund do not offset gains in another and the requirements (other than certain organizational requirements) for qualifying RIC status are determined at the Fund level rather than at the Trust level.

A Fund will be subject to a 4% excise tax on certain undistributed income if it does not distribute to its shareholders in each calendar year at least 98% of its ordinary income for the calendar year plus 98% of its capital gain net income for the twelve months ended October 31 of such year. Each Fund intends to declare and distribute dividends and distributions in the amounts and at the times necessary to avoid the application of this 4% excise tax.

As a result of tax requirements, the Trust on behalf of each Fund has the right to reject an order to purchase Shares if the purchaser (or group of purchasers) would, upon obtaining the Shares so ordered, own 80% or more of the outstanding Shares of a given Fund and if, pursuant to section 351 of the Internal Revenue Code, the respective Fund would have a basis in the Deposit Securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial Share ownership for purposes of the 80% determination.

Dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

Each Fund will report to shareholders annually the amounts of dividends received from ordinary income, the amount of distributions received from capital gains and the portion of dividends which may qualify for the dividends received deduction. Under the provisions of the Jobs and Growth Tax Relief Reconciliation Act of 2003, some ordinary dividends paid to individual shareholders may qualify for taxation at a lower tax rate.

A loss realized on a sale or exchange of Shares of a Fund may be disallowed if other Shares are acquired (whether through the automatic reinvestment of dividends or otherwise) within a sixty-one (61) day period beginning thirty (30) days before and ending thirty (30) days after the date that the Shares are disposed of. In such a case, the basis of the Shares acquired must be adjusted to reflect the disallowed loss. Any loss upon the sale or exchange of Shares held for six (6) months or less is treated as long-term capital loss to the extent of any capital gain dividends received by the shareholders.

Distribution of ordinary income and capital gains may also be subject to state and local taxes.

Distributions reinvested in additional Shares of a Fund through the means of the service (see "DIVIDEND REINVESTMENT SERVICE") will nevertheless be taxable dividends to Beneficial Owners acquiring such additional Shares to the same extent as if such dividends had been received in cash.

Distributions of ordinary income paid to shareholders who are nonresident aliens or foreign entities will be subject to a 30% United States withholding tax unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law or unless such income is effectively connected with a U.S. trade or business carried on through a permanent establishment in the United States. Nonresident shareholders are urged to consult their own tax advisors concerning the applicability of the United States withholding tax.

Some shareholders may be subject to a withholding tax on distributions of ordinary income, capital gains and any cash received on redemption of Creation Units ("backup withholding"). The backup withholding rate for individuals is currently 28%. Generally, shareholders subject to backup withholding will be those for whom no certified taxpayer identification number is on file with the Fund or who, to the Fund's knowledge, have furnished an incorrect number. When establishing an account, an investor must certify under penalty of perjury that such number is correct and that such investor is not otherwise subject to backup withholding.

The foregoing discussion is a summary only and is not intended as a substitute for careful tax planning. Purchasers of Shares should consult their own tax advisors as to the tax consequences of investing in such Shares, including under state, local and other tax laws. Finally, the foregoing discussion is based on applicable provisions of the Internal Revenue Code, regulations, judicial authority and administrative interpretations in effect on the date hereof. Changes in applicable authority could materially affect the conclusions discussed above, and such changes often occur.

FEDERAL TAX TREATMENT OF FUTURES AND OPTIONS CONTRACTS. Each Fund is required for federal income tax purposes to mark to market and recognize as income for each taxable year its net unrealized gains and losses on certain futures contracts as of the end of the year as well as those actually realized during the year. Gain or loss from futures and options contracts on broad-based indexes required to be marked to market will be 60% long-term and 40% short-term capital gain or loss. Application of this rule may alter the timing and character of distributions to shareholders. A Fund may be required to defer the recognition of losses on futures contracts, options contracts and swaps to the extent of any unrecognized gains on offsetting positions held by the Fund.

In order for a Fund to continue to qualify for federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income, i.e., dividends, interest, income derived from loans of securities, gains from the sale of securities or of foreign currencies or other income derived with respect to the Fund's business of investing in securities. It is anticipated that any net gain realized from the closing out of futures or options contracts will be considered gain from the sale of securities and therefore will be qualifying income for purposes of the 90% requirement.

Each Fund distributes to shareholders at least annually any net capital gains which have been recognized for federal income tax purposes, including unrealized gains at the end of the Fund's fiscal year on futures or options transactions. Such distributions are combined with distributions of capital gains realized on the Fund's other investments and shareholders are advised on the nature of the distributions.

CAPITAL STOCK AND SHAREHOLDER REPORTS

The Trust currently is comprised of two Funds. Each Fund issues Shares of beneficial interest, par value $0.01 per Share. The Board may designate additional funds.

Each Share issued by the Trust has a pro rata interest in the assets of the corresponding Fund. Shares have no preemptive, exchange, subscription or conversion rights and are freely transferable. Each Share is entitled to participate equally in dividends and distributions declared by the Board with respect to the relevant Fund, and in the net distributable assets of such Fund on liquidation.

Each Share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shares of all Funds vote together as a single class, except that if the matter being voted on affects only a particular Fund, it will be voted on only by that Fund, and if a matter affects a particular Fund differently from other Funds, that Fund will vote separately on such matter. Under Massachusetts law, the Trust is not required to hold an annual meeting of shareholders unless required to do so under the 1940 Act. The policy of the Trust is not to hold an annual meeting of shareholders unless required to do so under the 1940 Act. All Shares of the Trust (regardless of the Fund) have noncumulative voting rights for the election of trustees. Under Massachusetts law, Trustees of the Trust may be removed by vote of the shareholders.

Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for obligations of the Trust. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust, requires that Trust obligations include such disclaimer, and provides for indemnification and reimbursement of expenses out of the Trust's property for any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations. Given the above limitations on shareholder personal liability, and the nature of each Fund's assets and operations, the risk to shareholders of personal liability is believed to be remote.

COUNSEL AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Clifford Chance US LLP, 31 West 52nd Street, New York, New York 10119, serves as counsel to the Trust. PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New York, New York 10019, serves as the independent registered public accounting firm for the Trust.

FINANCIAL STATEMENTS

The Funds' financial statements for the fiscal year ended September 30, 2004 and the independent registered public accounting firm report thereon dated November __, 2004, which is contained in the Funds' Annual Report, dated September 30, 2004 (as filed with the Securities and Exchange Commission on December __, 2004 pursuant to Section 30(b) of the Investment Company Act of 1940, as amended and Rule 30b2-1 thereunder are incorporated herein by reference.

APPENDIX A

The Trust intends to effect deliveries of portfolio securities on a basis of "T" plus three New York business days (i.e., days on which the New York Stock Exchange is open) in the relevant foreign market of each Fund, except as discussed below. The ability of the Trust to effect in-kind redemptions within three New York business days of receipt of a redemption request is subject, among other things, to the condition that, within the time period from the date of the request to the date of delivery of the securities, there are no days that are local market holidays on the relevant New York business days. For every occurrence of one or more intervening holidays in the local market that are not holidays observed in New York, the redemption settlement cycle may be extended by the number of such intervening local holidays. In addition to holidays, other unforeseeable closings in a foreign market due to emergencies may also prevent the Trust from delivering securities within three New York business days.

The securities delivery cycles currently practicable for transferring portfolio securities to redeeming investors, coupled with local market holiday schedules, may require a delivery process longer than seven calendar days for some Funds, in certain circumstances, during the calendar years 2002 and 2003. The holidays applicable to each Fund during such periods are listed below, as are instances where more than seven days will be needed to deliver redemption proceeds. Although certain holidays may occur on different dates in subsequent years, the number of days required to deliver redemption proceeds in any given year is not expected to exceed the maximum number of days listed below for each Fund. The proclamation of new holidays, the treatment by market participants of certain days as "informal holidays" (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays, or changes in local securities delivery practices, could affect the information set forth herein at some time in the future.

streetTRACKS(R) DOW JONES STOXX 50 FUND

REGULAR HOLIDAYS. The remaining dates in the calendar year 2005 on which the regular Austrian, Belgian, Danish, Finnish, French, German, Greek, Irish, Italian, Luxembourg, Dutch, Norwegian, Portuguese, Spanish, Swedish, Swiss and British holidays affecting the relevant securities markets fall are as follows:
UPDATE

                                2005
                                ----
AUSTRIA
                          January __, 2005
                          February __, 2005
                          April 9, 2005
                          April 12, 2005
                          May 20, 2005
                          May 31, 2005
                          June 10, 2005
                          July 5, 2005
                          September 6, 2004
                          October 11, 2004
                          October 26, 2004

                                   2004
                                   ----
                          November 1, 2004
                          November 11, 2004
                          November 25, 2004
                          December 8, 2004
                          December 24, 2004

BELGIUM
                          February 16, 2004
                          April 9, 2004
                          April 12, 2004
                          May 20, 2004
                          May 31, 2004
                          July 5, 2004
                          July 21, 2004

                          September 6, 2004
                          October 11, 2004
                          November 1, 2004
                          November 11, 2004
                          November 25, 2004
                          December 24, 2004

DENMARK

                          February 16, 2004
                          April 8, 2004
                          April 9, 2004
                          April 12, 2004
                          May 7, 2004
                          May 20, 2004
                          May 31, 2004
                          July 5, 2004
                          September 6, 2004
                          October 11, 2004
                          November 11, 2004
                          November 25, 2004
                          December 24, 2004

FINLAND
                          January 19, 2004
                          February 16, 2004
                          April 9, 2004
                          April 12, 2004
                          May 20, 2004
                          May 31, 2004
                          June 25, 2004
                          July 5, 2004
                          September 6, 2004
                          October 11, 2004
                          November 11, 2004
                          November 25, 2004
                          December 6, 2004
                          December 24, 2004

FRANCE
                          April 9, 2004
                          April 12, 2004
                          May 7, 2004
                          May 20, 2004
                          May 31, 2004
                          July 5, 2004
                          July 14, 2004
                          September 6, 2004
                          October 11, 2004

                                   2004
                                   ----
                          November 1, 2004
                          November 11, 2004
                          November 25, 2004
                          December 24, 2004

GERMANY
                          January 19, 2004
                          February 16, 2004
                          April 9, 2004
                          April 12, 2004
                          May 20, 2004
                          May 31, 2004
                          June 10, 2004
                          July 5, 2004
                          September 6, 2004
                          October 11, 2004

                          November 1, 2004
                          November 11, 2004
                          November 25, 2004
                          December 24, 2004
                          December 31, 2004

GREECE
                          February 16, 2004
                          February 23, 2004
                          March 25, 2004
                          April 9, 2004
                          April 12, 2004
                          May 31, 2004
                          July 5, 2004
                          September 6, 2004
                          October 11, 2004
                          October 28, 2004
                          November 11, 2004
                          November 25, 2004
                          December 24, 2004

IRELAND
                          April 9, 2004
                          April 12, 2004
                          May 3, 2004
                          May 31, 2004
                          June 7, 2004
                          July 5, 2004
                          August 2, 2004
                          September 6, 2004
                          October 11, 2004
                          October 25, 2004
                          November 11, 2004
                          November 25, 2004
                          December 24, 2004

ITALY
                          February 16, 2004
                          April 9, 2004
                          April 12, 2004
                          May 31, 2004
                          July 5, 2004
                          September 6, 2004
                          October 11, 2004
                          November 1, 2004
                          November 11, 2004
                          November 25, 2004

                                   2004
                                   ----
                          December 8, 2004
                          December 24, 2004

LUXEMBOURG
                          February 16, 2004
                          April 9, 2004
                          April 12, 2004
                          May 20, 2004
                          May 31, 2004
                          June 23, 2004
                          July 5, 2004
                          September 6, 2004
                          October 11, 2004
                          November 1, 2004
                          November 11, 2004
                          November 25, 2004
                          December 24, 2004

NETHERLANDS
                          April 9, 2004
                          April 12, 2004
                          April 30, 2004
                          May 20, 2004
                          May 31, 2004
                          July 5, 2004
                          September 6, 2004
                          October 11, 2004
                          November 11, 2004
                          November 25, 2004
                          December 24, 2004

NORWAY
                          April 8, 2004
                          April 9, 2004
                          April 12, 2004
                          May 17, 2004
                          May 20, 2004
                          May 31, 2004
                          July 5, 2004
                          September 6, 2004
                          October 11, 2004
                          November 11, 2004
                          November 25, 2004
                          December 24, 2004

PORTUGAL
                          February 16, 2004
                          February 24, 2004
                          April 9, 2004
                          April 12, 2004
                          May 31, 2004
                          June 10, 2004
                          July 5, 2004
                          September 6, 2004
                          October 5, 2004
                          October 11, 2004
                          November 1, 2004
                          November 11, 2004
                          November 25, 2004
                          December 1, 2004
                          December 8, 2004
                          December 24, 2004

                                   2004
                                   ----
SPAIN
                          April 8, 2004
                          April 9 2004
                          April 12, 2004
                          May 31, 2004
                          July 5, 2004
                          September 6, 2004
                          October 11, 2004
                          October 12, 2004
                          November 1, 2004
                          November 11, 2004
                          November 25, 2004
                          December 6, 2004
                          December 8, 2004
                          December 24, 2004

SWEDEN
                          February 16, 2004
                          April 9, 2004

                          April 12, 2004
                          May 20, 2004
                          May 31, 2004
                          June 25, 2004
                          July 5, 2004
                          September 6, 2004
                          October 11, 2004
                          November 11, 2004
                          November 25, 2004
                          December 24, 2004

SWITZERLAND
                          January 19, 2004
                          February 16, 2004
                          April 9, 2004
                          April 12, 2004
                          May 20, 2004
                          May 31, 2004
                          July 5, 2004
                          September 6, 2004
                          October 11, 2004
                          November 11, 2004
                          November 25, 2004
                          December 24, 2004

UNITED KINGDOM
                          April 12, 2004
                          May 3, 2004
                          May 31, 2004
                          July 5, 2004
                          August 30, 2004
                          September 6, 2004
                          October 11, 2004
                          November 11, 2004
                          November 25, 2004
                          December 24, 2004
                          December 27, 2004
                          December 28, 2004

REDEMPTION. The longest redemption cycle for the streetTRACKS(R) Dow Jones STOXX 50 Fund is a function of the longest redemption cycles among the countries whose stocks comprise this Fund. A redemption request over certain holidays may result in a settlement period that will exceed 7 calendar days. In the calendar year 2003, the dates of the regular holidays affecting the Spanish securities markets present the worst-case redemption cycle for the streetTRACKS(R) Dow Jones STOXX 50 Fund as follows:

In the calendar year 2003, R + 8 calendar days was the maximum number of calendar days necessary to satisfy a redemption request made on the streetTRACKS(R) Dow Jones STOXX 50 Fund.

streetTRACKS(R) DOW JONES EURO STOXX 50 FUND

REGULAR HOLIDAYS. The remaining dates in the calendar year 2004 on which the regular Austrian, Belgian, Finnish, French, German, Greek, Irish, Italian, Luxembourg, Dutch, Portuguese and Spanish holidays affecting the relevant securities markets fall are as follows:

                               2004
                               ----
AUSTRIA
                          January 19, 2004
                          February 16, 2004
                          April 9, 2004
                          April 12, 2004
                          May 20, 2004
                          May 31, 2004
                          June 10, 2004

                          July 5, 2004
                          September 6, 2004
                          October 11, 2004
                          October 26, 2004
                          November 1, 2004
                          November 11, 2004
                          November 25, 2004
                          December 8, 2004
                          December 24, 2004

BELGIUM
                          February 16, 2004
                          April 9, 2004
                          April 12, 2004
                          May 20, 2004
                          May 31, 2004
                          July 5, 2004
                          July 21, 2004
                          September 6, 2004
                          October 11, 2004
                          November 1, 2004
                          November 11, 2004
                          November 25, 2004
                          December 24, 2004

FINLAND
                          January 19, 2004
                          February 16, 2004
                          April 9, 2004
                          April 12, 2004
                          May 20, 2004
                          May 31, 2004
                          June 25, 2004
                          July 5, 2004
                          September 6, 2004
                          October 11, 2004
                          November 11, 2004
                          November 25, 2004
                          December 6, 2004
                          December 24, 2004

                                   2004
                                   ----
FRANCE
                          February 16, 2004
                          April 9, 2004
                          April 12, 2004
                          May 20, 2004
                          May 31, 2004
                          July 5, 2004
                          July 14, 2004
                          September 6, 2004
                          October 11, 2004
                          November 1, 2004
                          November 11, 2004
                          November 25, 2004
                          December 24, 2004

GERMANY
                          February 16, 2004
                          April 9, 2004
                          April 12, 2004
                          May 20, 2004
                          May 31, 2004
                          June 10, 2004
                          July 5, 2004
                          July 14, 2004

                          September 6, 2004
                          October 11, 2004
                          November 1, 2004
                          November 11, 2004
                          November 25, 2004
                          December 24, 2004
                          December 31, 2004

GREECE
                          February 16, 2004
                          February 23, 2004
                          March 25, 2004
                          April 9, 2004
                          April 12, 2004
                          May 31, 2004
                          July 5, 2004
                          September 6, 2004
                          October 11, 2004
                          October 28, 2004
                          November 11, 2004
                          November 25, 2004
                          December 24, 2004

IRELAND
                          March 17, 2004
                          April 9, 2004
                          April 12, 2004
                          May 3, 2004
                          May 31, 2004
                          June 7, 2004
                          July 5, 2004
                          August 2, 2004
                          September 6, 2004
                          October 11, 2004
                          October 25, 2004
                          November 11, 2004
                          November 25, 2004
                          December 24, 2004

                                   2004
                                   ----
ITALY
                          January 19, 2004
                          February 16, 2004
                          April 9, 2004
                          April 12, 2004
                          May 31, 2004
                          July 5, 2004
                          September 6, 2004
                          October 11, 2004
                          November 1, 2004
                          November 11, 2004
                          November 25, 2004
                          December 8, 2004
                          December 24, 2004

LUXEMBOURG
                          February 16, 2004
                          April 9, 2004
                          April 12, 2004
                          May 20, 2004
                          May 31, 2004
                          June 23, 2004
                          July 5, 2004
                          September 6, 2004
                          October 11, 2004
                          November 1, 2004

                          November 11, 2004
                          November 25, 2004
                          December 24, 2004

NETHERLANDS
                          April 9, 2004
                          April 12, 2004
                          April 30, 2004
                          May 20, 2004
                          May 31, 2004
                          July 5, 2004
                          September 6, 2004
                          October 11, 2004
                          November 11, 2004
                          November 25, 2004
                          December 24, 2004

PORTUGAL
                          January 19, 2004
                          February 16, 2004
                          February 24, 2004
                          April 9, 2004
                          April 12, 2004
                          May 31, 2004
                          June 10, 2004
                          July 5, 2004
                          September 6, 2004
                          October 5, 2004
                          October 11, 2004
                          November 1, 2004
                          November 11, 2004
                          November 25, 2004
                          December 1, 2004
                          December 8, 2004
                          December 24, 2004

                                   2004
                                   ----
SPAIN
                          February 16, 2004
                          April 8, 2004
                          April 9, 2004
                          April 12, 2004
                          May 31, 2004
                          July 5, 2004
                          September 6, 2004
                          October 11, 2004
                          October 12, 2004
                          November 11, 2004
                          November 25, 2004
                          December 6, 2004
                          December 8, 2004
                          December 24, 2004

REDEMPTION. The longest redemption cycle for the streetTRACKS(R) Dow Jones EURO STOXX 50 Fund is a function of the longest redemption cycles among the countries whose stocks comprise this Fund. A redemption request over certain holidays may result in a settlement period that will exceed 7 calendar days. In the calendar year 2003, the dates of the regular holidays affecting the Spanish securities markets present the worst-case redemption cycle for the streetTRACKS(R) Dow Jones EURO STOXX 50 Fund as follows:

In the calendar year 2003, R + 8 calendar days was the maximum number of calendar days necessary to satisfy a redemption request made on the streetTRACKS(R) Dow Jones EURO STOXX 50 Fund.

APPENDIX B -- SSGA FUNDS MANAGEMENT, INC. PROXY VOTING POLICIES AND PROCEDURES

INTRODUCTION

SSgA Funds Management, Inc. ("FM") seeks to vote proxies in the best interests of its clients. In the ordinary course, this entails voting proxies in a way which FM believes will maximize the monetary value of each portfolio's holdings. FM takes the view that this will benefit our direct clients (e.g. investment funds) and, indirectly, the ultimate owners and beneficiaries of those clients (e.g. fund shareholders).

Oversight of the proxy voting process is the responsibility of the State Street Global Advisors ("SSgA") Investment Committee. The SSgA Investment Committee reviews and approves amendments to the FM Proxy Voting Policy and delegates authority to vote in accordance with this policy to Proxy Voting Services. FM retains the final authority and responsibility for voting. In addition to voting proxies, FM:

      1) describes its proxy voting procedures to its clients in Part II of its Form ADV;

      2)    provides the client with this written proxy policy, upon request;

      3) discloses to its clients how they may obtain information on how FM voted the client's proxies;

      4)    matches proxies received with holdings as of record date;

      5) reconciles holdings as of record date and rectifies any discrepancies;

      6) generally applies its proxy voting policy consistently and keeps records of votes for each client;

      7)    documents the reason(s) for voting for all non-routine items; and

      8) keeps records of such proxy voting available for inspection by the client or governmental agencies.

PROCESS

The SSgA FM Principal -- Manager of Corporate Actions is responsible for monitoring corporate actions. As stated above, oversight of the proxy voting process is the responsibility of the SSgA Investment Committee, which retains oversight responsibility for all investment activities of all State Street Corporation investment firms.

In order to facilitate our proxy voting process, FM retains a firm with expertise in the proxy voting and corporate governance fields to assist in the due diligence process. The Manager of Corporate Actions is responsible, working with this firm, for ensuring that proxies are submitted in a timely manner.

All proxies received on behalf of FM clients are forwarded to our proxy voting firm. If (i) the request falls within one of the guidelines listed below, and
(ii) there are no special circumstances relating to that company or proxy which come to our attention (as discussed below), the proxy is voted according to our guidelines.

However, from time to time, proxy votes will be solicited which (i) involve special circumstances and require additional research and discussion or (ii) are not directly addressed by our policies. These proxies are identified through a number of methods, including but not limited to notification from our third party proxy voting specialist, concerns of clients, review by internal proxy specialists, and questions from consultants.

In instances of special circumstances or issues not directly addressed by our policies, the Chairman of the Investment Committee is consulted for a determination of the proxy vote. The first determination is whether there is a material conflict of interest between the interests of our client and those of FM. If the Manager of Corporate Actions and the Chairman of the Investment Committee determine that there is a material conflict, the process detailed below under "Potential Conflicts" is followed. If there is no material conflict, we examine each of the issuer's proposals in detail in seeking to determine what vote would be in the best interests of our clients. At this point, the Chairman of the Investment Committee makes a voting decision based on maximizing the monetary value of each portfolios' holdings. However, the Chairman of the Investment Committee may determine that a proxy involves the consideration of particularly significant issues and present the proxy to the entire Investment Committee for a decision on voting the proxy.

FM also endeavors to show sensitivity to local market practices when voting proxies of non-U.S. issuers.

VOTING

For most issues and in most circumstances, we abide by the following general guidelines. However, as discussed above, in certain circumstances, we may determine that it would be in the best interests of our clients to deviate from these guidelines.

Management Proposals

I. FM votes in support of management on the following ballot items, which are fairly common management sponsored initiatives.

      - Elections of directors who do not appear to have been remiss in the performance of their oversight responsibilities

      -     Approval of auditors

      -     Directors' and auditors' compensation

      -     Directors' liability and indemnification

      -     Discharge of board members and auditors

      -     Financial statements and allocation of income

      - Dividend payouts that are greater than or equal to country and industry standards

      -     Authorization of share repurchase programs

      -     General updating of or corrective amendments to charter

      -     Change in Corporation Name

      -     Elimination of cumulative voting

II. FM votes in support of management on the following items, which have potentially substantial financial or best-interest impact:

      - Capitalization changes which eliminate other classes of stock and voting rights

      - Changes in capitalization authorization for stock splits, stock dividends, and other specified needs which are no more than 50% of the existing authorization for U.S. companies and no more than 100% of existing authorization for non-U.S. companies

      - Elimination of pre-emptive rights for share issuance of less than a given percentage (country specific - ranging from 5% to 20%) of the outstanding shares

      -     Elimination of "poison pill" rights

      - Stock purchase plans with an exercise price of not less that 85% of fair market value

      -     Stock option plans which are incentive based and not excessive

      -     Other stock-based plans which are appropriately structured

      -     Reductions in super-majority vote requirements

      -     Adoption of anti-"greenmail" provisions

III. FM votes against management on the following items, which have potentially substantial financial or best interest impact:

      - Capitalization changes that add "blank check" classes of stock or classes that dilute the voting interests of existing shareholders

      - Changes in capitalization authorization where management does not offer an appropriate rationale or which are contrary to the best interest of existing shareholders

      - Anti-takeover and related provisions that serve to prevent the majority of shareholders from exercising their rights or effectively deter appropriate tender offers and other offers

      - Amendments to bylaws which would require super-majority shareholder votes to pass or repeal certain provisions

      -     Elimination of Shareholders' Right to Call Special Meetings

      -     Establishment of classified boards of directors

      - Reincorporation in a state which has more stringent anti-takeover and related provisions

      - Shareholder rights plans that allow the board of directors to block appropriate offers to shareholders or which trigger provisions preventing legitimate offers from proceeding

      -     Excessive compensation

      - Change-in-control provisions in non-salary compensation plans, employment contracts, and severance agreements which benefit management and would be costly to shareholders if triggered

      -     Adjournment of Meeting to Solicit Additional Votes

      - "Other business as properly comes before the meeting" proposals which extend "blank check" powers to those acting as proxy

      - Proposals requesting re-election of insiders or affiliated directors who serve on audit, compensation, and nominating committees.

IV. FM evaluates Mergers and Acquisitions on a case-by-case basis. Consistent with our proxy policy, we support management in seeking to achieve their objectives for shareholders. However, in all cases, FM uses its discretion in order to maximize shareholder value. FM, generally votes, as follows:

      - Against offers with potentially damaging consequences for minority shareholders because of illiquid stock, especially in some non-US markets

      - For offers that concur with index calculators treatment and our ability to meet our clients return objectives for passive funds

      - Against offers when there are prospects for an enhanced bid or other bidders

      - For proposals to restructure or liquidate closed end investment funds in which the secondary market price is substantially lower than the net asset value

Shareholder Proposals

Traditionally, shareholder proposals have been used to encourage management and other shareholders to address socio-political issues. FM believes that it is inappropriate to use client assets to attempt to affect such issues. Thus, we examine shareholder proposals primarily to determine their economic impact on shareholders.

I. FM votes in support of shareholders on the following ballot items, which are fairly common shareholder-sponsored initiatives:

      -     Requirements that auditors attend the annual meeting of shareholders

      -     Establishment of an annual election of the board of directors

      - Mandates requiring a majority of independent directors on the Board of Directors and the audit, nominating, and compensation committees

      - Mandates that amendments to bylaws or charters have shareholder approval

      -     Mandates that shareholder-rights plans be put to a vote or repealed

      -     Establishment of confidential voting

      - Expansions to reporting of financial or compensation-related information, within reason

      -     Repeals of various anti-takeover related provisions

      -     Reduction or elimination of super-majority vote requirements

      -     Repeals or prohibitions of "greenmail" provisions

      -     "Opting-out" of business combination provisions

      - Proposals requiring the disclosure of executive retirement benefits if the issuer does not have an independent compensation committee

II. In light of recent events surrounding corporate auditors and taking into account corporate governance provisions released by the SEC, NYSE, and NASDAQ, FM votes in support of shareholders on the following ballot items, which are fairly common shareholder-sponsored initiatives:

      - Disclosure of Auditor and Consulting relationships when the same or related entities are conducting both activities

      - Establishment of selection committee responsible for the final approval of significant management consultant contract awards where existing firms are already acting in an auditing function

      - Mandates that Audit, Compensation and Nominating Committee members should all be independent directors

      - Mandates giving the Audit Committee the sole responsibility for the selection and dismissal of the auditing firm and any subsequent result of audits are reported to the audit committee

III. FM votes against shareholders on the following initiatives, which are fairly common shareholder-sponsored initiatives:

      -     Limits to tenure of directors

      - Requirements that candidates for directorships own large amounts of stock before being eligible to be elected

      -     Restoration of cumulative voting in the election of directors

      - Requirements that the company provide costly, duplicative, or redundant reports; or reports of a non-business nature

      - Restrictions related to social, political, or special interest issues which affect the ability of the company to do business or be competitive and which have significant financial or best-interest impact

      - Proposals which require inappropriate endorsements or corporate actions

      - Requiring the company to expense stock options unless already mandated by FASB (or similar body) under regulations that supply a common valuation model.

      - Proposal asking companies to adopt full tenure holding periods for their executives.

      - Proposals requiring the disclosure of executive retirement benefits if the issuer has an independent compensation committee

SHAREHOLDER ACTIVISM

We at FM agree entirely with the United States Department of Labor's position that "where proxy voting decisions may have an effect on the economic value of the plan's underlying investment, plan fiduciaries should make proxy voting decisions with a view to enhancing the value of the shares of stock" (IB 94-2). Our proxy voting policy and procedures are designed to ensure that our clients receive the best possible returns on their investments. We meet directly with corporation representatives and participate in conference calls and third-party inquiries in order to ensure our processes are as fully informed as possible.

Through our membership in the Council of Institutional Investors as well as our contact with corporate pension plans, public funds, and unions, we are also able to communicate extensively with other shareholders regarding events and issues relevant to individual corporations, general industry, and current shareholder concerns.

In addition, FM monitors "target" lists of underperforming companies prepared by various shareholder groups, including: California Public Employee Retirement System, The City of New York - Office of the Comptroller, International Brotherhood of Teamsters, and Council of Institutional Investors. Companies, so identified, receive an individual, systematic review by the Corporate Governance Subcommittee of SSgA's Investment Committee.

As an active shareholder, FM's role is to ensure that corporate policies serve the best interests of the corporation's investor-owners. Though we do not seek involvement in the day-to-day operations of an organization, we recognize the need for conscientious oversight of and input into management decisions that may affect a company's value. To that end, our monitoring of corporate management and industry events is substantially more detailed than that of the typical voter. We have demonstrated our willingness to vote against management-sponsored initiatives and to support shareholder proposals when appropriate. To date we have not filed proposals or initiated letter-writing or other campaigns, but have used our active participation in the corporate governance process--especially the proxy voting process--as the most effective means by which to communicate our and our clients' legitimate shareholder concerns. Should an issue arise in conjunction with a specific corporation that cannot be satisfactorily resolved through these means, we shall consider other approaches.

Through the consistent, conscientious execution of our responsibilities as both fiduciary and shareholder, FM is able to promote the best interests of its fellow shareholders and its clients. The SSgA Funds Management, Inc. Proxy Voting Policy provides for this active, informed participation in the management of those corporations in which we hold shares.

POTENTIAL CONFLICTS

As discussed above under Process, from time to time, FM will review a proxy which presents a potential material conflict. For example, FM or its affiliates may provide services to a company whose management is soliciting proxies, or to another entity which is a proponent of a particular proxy proposal. Another example could arise when FM has business or other relationships with participants involved in proxy contests, such as a candidate for a corporate directorship.

As a fiduciary to its clients, FM takes these potential conflicts very seriously. While FM's only goal in addressing any such potential conflict is to ensure that proxy votes are cast in the clients' best interests and are not affected by FM's potential conflict, there are a number of courses FM may take. The final decision as to which course to follow shall be made by the Investment Committee.

When the matter falls clearly within one of the proposals enumerated above, casting a vote which simply follows FM's pre-determined policy would eliminate FM's discretion on the particular issue and hence avoid the conflict.

In other cases, where the matter presents a potential material conflict and is not clearly within one of the enumerated proposals, or is of such a nature that FM believes more active involvement is necessary, the Chairman of the Investment Committee shall present the proxy to the Investment Committee, who will follow one of two courses of action. First, FM may employ the services of a third party, wholly independent of FM, its affiliates and those parties involved in the proxy issue, to determine the appropriate vote.

Second, in certain situations the Investment Committee may determine that the employment of a third party is unfeasible, impractical or unnecessary. In such situations, the Investment Committee shall make a decision as to the voting of the proxy. The basis for the voting decision, including the basis for the determination that the decision is in the best interests of FM's clients, shall be formalized in writing as a part of the minutes to the Investment Committee. As stated above, which action is appropriate in any given scenario would be the decision of the Investment Committee in carrying out its duty to ensure that the proxies are voted in the clients', and not FM's, best interests.

RECORDKEEPING

In accordance with applicable law, FM shall retain the following documents for not less than five years from the end of the year in which the proxies were voted, the first two years in FM's office:

      1) FM's Proxy Voting Policy and any additional procedures created pursuant to such Policy;

      2) a copy of each proxy statement FM receives regarding securities held by its clients (note: this requirement may be satisfied by a third party who has agreed in writing to do so or by obtaining a copy of the proxy statement from the EDGAR database);

      3) a record of each vote cast by FM (note: this requirement may be satisfied by a third party who has agreed in writing to do so);

      4) a copy of any document created by FM that was material in making its voting decision or that memorializes the basis for such decision; and

      5) a copy of each written request from a client, and response to the client, for information on how FM voted the client's proxies.

DISCLOSURE OF CLIENT VOTING INFORMATION

Any client who wishes to receive information on how its proxies were voted should contact its FM client service officer.

         PART C OTHER INFORMATION

ITEM 23. EXHIBITS

(a)      Amended and Restated Declaration of Trust is filed herewith.(1)

(b)      Amended and Restated Bylaws of the Trust are filed herewith.

(c) Global Certificates evidencing shares of the Beneficial Interest, $0.01 par value, of each Fund.(3)

(d) Investment Advisory Agreement between the Trust and SSgA Funds Management, Inc. (5).

(e) Principal Underwriting Agreement between the Trust and State Street Global Markets LLC (5)

(f)      Not applicable

(g) Custodian and Accounting Services Agreement between the Trust and State Street Bank and Trust Company (2)

(h)(i) Administration Agreement between the Trust and State Street Bank and Trust Company (2)

(h)(ii) Transfer Agency Services Agreement between the Trust and State Street Bank and Trust Company (2)

(h)(iii) Form of Participant Agreement (3)

(h)(iv)  Sublicense Agreement among The Trusts, STOXX Limited and the Adviser
         (3)

(h)(v)   Securities Lending Agreement (4)

(h)(vi)  Anti Money Laundering Addendum to Transfer Agency Services Agreement
         (5)

(i)(i)   Opinion and Consent of Mayer Brown Rowe & Maw (4)

(i)(ii)  Opinion of Ropes & Gray (4)

(j)      Not applicable.

(k)      Not applicable

(l) Form of Purchase Agreement between the Trust and UBS Global Asset Management (US) Inc. (3)

(m)      Not applicable

(n)      Not applicable

(p)(i)   Revised Code of Ethics of the Trust is filed herewith

(p)(ii) Code of Ethics adopted by the Adviser and the Distributor is filed herewith

(q)      Powers of Attorney (2)(5)

(r)      Secretary's Certificate is filed herewith

-----------------------
(1) Incorporated herein by reference from Registrant's Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on July 9, 2002.

(2) Incorporated herein by reference from Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on September 10, 2002.

(3) Incorporated herein by reference from Pre-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on October 2, 2002.

(4) Incorporated herein by reference from Pre-Effective Amendment No. 3 to the Registrant's Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on October 10, 2002.

(5) Incorporated herein by reference from Post-Effective Amendment No. 3 to the Registrant's Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on July 1, 2004.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

Not applicable.

ITEM 25. INDEMNIFICATION

Pursuant to Section 5.3 of the Registrant's Declaration of Trust and under
Section 4.8 of the Registrant's By-Laws, the Trust will indemnify any person who is, or has been, a Trustee, officer, employee or agent of the Trust against all expenses reasonably incurred or paid by him/her in connection with any claim, action, suit or proceeding in which he/she becomes involved as a party or otherwise by virtue of his/her being or having been a Trustee, officer, employee or agent and against amounts paid or incurred by him/her in the settlement thereof, if he/she acted in good faith and in a manner he/she reasonably believed to be in or not opposed to the best interests of the Trust, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his/her conduct was unlawful. In addition, indemnification is permitted only if it is determined that the actions in question did not render him/her liable by reason of willful misfeasance, bad faith or gross negligence in the performance of his/her duties or by reason of reckless disregard of his/her obligations and duties to the Registrant. The Registrant may also advance money for litigation expenses provided that Trustees, officers, employees and/or agents give their undertakings to repay the Registrant unless their conduct is later determined to permit indemnification.

Pursuant to Section 5.2 of the Registrant's Declaration of Trust, no Trustee, officer, employee or agent of the Registrant shall be liable for any action or failure to act, except in the case of willful misfeasance, bad faith or gross negligence or reckless disregard of duties to the Registrant.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the provisions of Rule 484 under the Act, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

The Registrant hereby undertakes that it will apply the indemnification provision of its by-laws in a manner consistent with Release 11330 of the Securities and Exchange Commission under the Investment Company Act of 1940, so long as the interpretation of Sections 17(h) and 17(i) of such Act remains in effect.

The Registrant will maintain insurance on behalf of any person who is or was a Trustee, officer, employee or agent of Registrant, or who is or was serving at the request of Registrant as a trustee, director, officer, employee or agent of another trust or corporation, against any liability asserted against him/her and incurred by him/her or arising out of his/her position. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify him/her.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

See "Management" in the STATEMENT OF ADDITIONAL INFORMATION as to the directors and officers of the Adviser is included in its Form ADV filed with the SEC and is incorporated herein by reference thereto.

ITEM 27. PRINCIPAL UNDERWRITERS

(a) State Street Global Markets, LLC is the Trust's principal underwriter.

(b) The following is a list of the executive officers, directors and partners of State Street Global Markets, LLC:

Stanley Shelton                 Director, and Chairman
F. Charles Hindmarsh            President and CEO
Nicholas Bonn                   Chief Financial Officer/FINOP
Mark Hansen                     Chief Compliance Officer
Stefan Gavell                   Director
Charles Cutrell                 Director
Alfred Menis                    Principal/SROP/CROP
Howard Fairweather              Director
Charles Kaye                    Director
Simon Wilson Taylor             Director

(c) Not applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules thereunder will be maintained at the offices of State Street Bank and Trust Company, One Federal Street, Boston, Massachusetts 02110.

ITEM 29. MANAGEMENT SERVICES

Not applicable.

ITEM 30.  UNDERTAKINGS

The Trust hereby undertakes that it will file an amendment to the registration statement with certified financial statements showing the initial capital received before accepting subscriptions from any persons in excess of 25 if the Trust proposes to raise its initial capital pursuant to Section 14(a)(3) of the 1940 Act (15 U.S.C. 80a-14(a)(3)).

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston and the Commonwealth of Massachusetts, on the 29th day of November, 2004.

                                                 streetTRACKS INDEX SHARES FUNDS

                                                     By: /s/ Agustin J. Fleites*
                                                 -------------------------------
                                                           President and Trustee

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, this amendment to the registration statement has been signed below by the following person in the capacities and on the date indicated:

SIGNATURES                               TITLE                      DATE
----------                               -----                      ----
/s/ Donald A. Gignac*            Treasurer                    November 29, 2004
-----------------------
Donald A. Gignac

/s/ Agustin J. Fleites*          President and Trustee        November 29, 2004
-----------------------
Agustin J. Fleites

/s/ Frank Nesvet*                Trustee                      November 29, 2004
-----------------------
Frank Nesvet

/s/ David M. Kelly*              Trustee                      November 29, 2004
-----------------------
David M. Kelly

/s/ Helen F. Peters*             Trustee                      November 29, 2004
-----------------------
Helen F. Peters

*By:  /s/ Mary Moran Zeven
      ----------------------------------
      Mary Moran Zeven, Attorney-In-Fact
      (Pursuant to Power of Attorney)

                                  Exhibit List

Item 23

(b)      Amended and Restated By Laws

(p)(i)   Revised Code of Ethics of the Trust

(p)(ii)  Code of Ethics adopted by the Adviser and the Distributor

(r)      Secretary's Certificate